As filed with the Securities and Exchange	Registration No. 333-47527
Commission on April 16, 2003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 6	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

ReliaStar Life Insurance Company of New York Variable Life Separate Account I
(Exact Name of Registrant)

ReliaStar Life Insurance Company of New York
(Name of Depositor)

1000 Woodbury Road.
Woodbury, NY 11797
(Address of Depositor's Principal Executive Offices) (Zip Code)

1-800-233-1351
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
(Name and Address of Agent for Service)

Kimberly J. Smith, Chief Counsel
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
Effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

VARIABLE ESTATE DESIGNSM
A SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by
ReliaStar Life Insurance Company of New York and its ReliaStar Life Insurance Company of New York Variable Life Separate Account I

The Policy	The Fund Families 54 funds from the following fund families are available through the policy.
Is issued by ReliaStar Life Insurance Company of New York.
Is returnable by you during the free look period if you are not satisfied.
Premium Payments
Are flexible, so the premium amount and frequency may vary.	AIM Variable Insurance Funds
Are allocated to the variable account and the fixed account, based on your instructions.
Alger American Funds
Are subject to specified fees and charges.	American Funds Insurance Series
The Policy Value
Is the sum of your holdings in the fixed account, the variable account and the loan account.	Fidelity® Variable Insurance Products Funds
Has no guaranteed minimum value under the variable account. The value varies with the value of the sub-accounts you select.	ING Income Shares
ING Investors Trust
Has a minimum guaranteed rate of return for amounts in the fixed account.	ING Partners, Inc.
Is subject to specified fees and charges, including possible surrender charges.	ING Variable Portfolios, Inc.
Death Benefit Proceeds
Are paid if your policy is in force when the surviving joint insured person dies.	ING Variable Products (VP) Trust
Are calculated under your choice of options until age 100 of the younger of the joint insured persons:
Janus Aspen Series
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or	Neuberger Berman Advisers Management Trust

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A.
PIMCO Advisors VIT
Pioneer Variable Contracts Trust
Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.	Putnam Variable Trust
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

  This prospectus describes what you should know before purchasing the Variable Estate DesignSM survivorship variable universal life insurance policy. Please read it carefully and keep it for future reference. A prospectus for each of the funds available through the policy must accompany and should be read together with this prospectus.

  Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is NOT a bank deposit or obligation, insured by the FDIC or backed by any bank or government agency.
The date of this prospectus is May 1, 2003.

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY .............................	3	Special Features and Benefits ...........................	30
The Policy's Features and Benefits ...............	3	Termination of Coverage ................................	35
Factors You Should Consider Before		TAX CONSIDERATIONS ............................	36
Purchasing a Policy ............................	6	Tax Status of the Company ..............................	36
Fees and Charges ....................................	8	Tax Status of the Policy .................................	37
THE COMPANY, THE FIXED ACCOUNT		Diversification and Investor Control Requirements .	37
AND THE VARIABLE ACCOUNT ......	12	Tax Treatment of Policy Death Benefits ..............	38
ReliaStar Life Insurance Company of New		Distributions Other than Death Benefits ...............	38
York ............................................................	12	Other Tax Matters ........................................	40
The Investment Options ............................	12	ADDITIONAL INFORMATION ....................	42
DETAILED INFORMATION ABOUT THE		General Policy Provisions ...............................	42
POLICY ........................................	15	Legal Proceedings ........................................	49
Purchasing a Policy .................................	15	Financial Statements .....................................	49
Fees and Charges ....................................	17	APPENDIX A ............................................	A-1
Death Benefits .......................................	21	APPENDIX B ..........................................................	B-1
Additional Insurance Benefits .....................	25	MORE INFORMATION IS AVAILABLE ........	Back Cover
Policy Value ..........................................	28

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age, Average Age............................	15	Policy Date ...................................	15
Fixed Account ...............................	4	Policy Value .................................	28
Fixed Account Value ........................	12	Segment or Coverage Segment................	22
Loan Account ................................	30	Surrender Value .............................	3
Loan Account Value ........................	30	Valuation Date ..............................	28
Monthly Processing Date ..................	19	Variable Account ...........................	4
Net Premium .................................	3	Variable Account Value ....................	28

  "ReliaStar," "we," "us," "our" and the "company" refer to ReliaStar Life Insurance Company of New York. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the surviving joint insured person's lifetime.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5033 2001 21st Avenue, N.W. Minot, North Dakota 58703 1-877-253-5050 www.servicecenter@reliastar.com

2 - Variable Estate DesignSM
POLICY SUMMARY

  This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 15.	You choose when to pay and how much to pay.
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
We may refuse to accept any premium less than $25.
You cannot pay additional premiums after age 100 of the younger of the joint insured persons.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct a premium expense charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 16.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
The free look period is ten days from your receipt of the policy.
Upon cancellation of your policy during the free look period, you will receive a return of all premium we have received.
Death Benefits See Death Benefits, page 21.	Death benefits are paid if your policy is in force when the surviving joint insured person dies.
Until age 100 of the younger of the joint insured persons, the amount of the death benefit will depend on which death benefit option is in effect when the surviving joint insured person dies.
You may choose between one of two death benefit options:
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or

    Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A.

We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.
Death Benefit Guarantee See Death Benefit Guarantee, page 24.

    Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan account value and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

However, the policy has a death benefit guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges, when due:
The death benefit guarantee is standard on every policy. The length of the guarantee period is specified in your policy and is uniquely determined on a policy-by-policy

Variable Estate DesignSM - 3

Death Benefit Guarantee (Continued)

  basis and depends on the issue ages and risk classes of the joint insureds, the death benefit option and any optional rider benefits. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

Temporary Insurance See Temporary Insurance, page 16.	If you pay the minimum initial premium and qualify, we may issue temporary insurance coverage.
If both joint insured persons' ages are 69 or less, the maximum amount of temporary insurance coverage is $500,000; otherwise the maximum amount of temporary insurance coverage is $250,000.
Rider Benefits See Additional Insurance Benefits, page 25.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits.
Not all riders may be available under your policy.
Investment Options See The Investment Options, page 12.	You may allocate your net premiums to the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "variable account") and our fixed account.

    The variable account is one of our separate accounts and consists of sub-accounts which invest in corresponding funds. When you allocate premiums to a sub-account, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
We credit interest of at least 4.00% per year on amounts allocated to the fixed account.
We may, in our sole discretion, credit interest in excess of 4.00%.
Transfers See Transfers, page 31.

    You currently may make an unlimited number of transfers between the sub-accounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

There are certain restrictions on transfers from the fixed account.
We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer in excess of 12 transfers in a policy year.
Asset Allocation Services See Dollar Cost Averaging, page 32. See Automatic Rebalancing, page 32.

    Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

    Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

You cannot participate in the automatic rebalancing and dollar cost averaging programs at the same time.
There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
Neither of these asset allocation services assure a profit nor do they protect you against a loss in a declining market.

4 - Variable Estate DesignSM
Loans See Loans, page 30.	You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
A loan must be at least $500 and may not exceed 100% of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
We credit amounts held in the loan account with interest at an annual rate currently equal to 4.00%.
We also charge interest on loans. Interest is payable in advance and accrues daily at an annual rate of 5.66%.

    After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate equal to 3.85% on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, Page 34.	After the first policy year, you may withdraw part of your policy's surrender value.
We currently allow only one partial withdrawal each policy year.
A partial withdrawal must be at least $500.
In policy years two through 15 you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and policy value.
Partial withdrawals may also have tax consequences, and you should consult with a tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 35.	You may surrender your policy for its surrender value at any time before the death of the surviving joint insured person.
The surrender value of a policy is equal to the policy value minus any surrender charge, loan account value and unpaid fees and charges.

    Surrender charges apply for 15 policy years and for 15 years after each increase in your insurance coverage. These surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the fifteenth policy or segment year.

The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
If the surrender charge exceeds the available policy value, there will be no proceeds paid to you on surrender.
All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy, it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a tax adviser before surrendering your policy.
Reinstatement See Reinstatement, page 36.	You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and each joint insured person is still insurable.
You will need to pay the required reinstatement premium.
If the death benefit guarantee lapses, it cannot be reinstated.
A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a tax adviser before reinstating your policy.

Variable Estate DesignSM - 5
Factors You Should Consider Before Purchasing a Policy

  The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 17.

    In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

    We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 35.	Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
The death benefit guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.
If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.
Investment Risk See The Variable Account, page 13.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the sub-accounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding sub-account.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum rate of 4.00%.

6 - Variable Estate DesignSM

Exchanges See Purchasing a Policy, page 15.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 36.

    Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

    Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may cause taxable consequences for you:

Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and
Reinstatement.

    In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

    There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative for information about these other products.

Variable Estate DesignSM 7
Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

  Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make certain other transactions. See Fees and Charges - Transaction Fees and Charges.

Charge	When Deducted	Amount Deducted
Premium Expense Charge	Deducted when you make a premium payment.	6.25% of each premium payment made in policy years 1 - 10, and lower thereafter.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	$10 - current.
$25- maximum.
Surrender Charge[1]	Deducted when you surrender or lapse your policy during the first 15 policy years (or 15 years from an increase in your insurance coverage).	$8.50 per $1,000 of insurance coverage during segment years 1 - 5, and lower thereafter.
Transfer Charge	Deducted each time you make a transfer between investment options.	$ 0 - current.
$25 - maximum.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$ 0 - current.
$50 - maximum.
Excess Annual Policy Report Fee	Deducted each time you request an annual policy report after the first each policy year.	$ 0 - current.
$50 - maximum.
[1]	The surrender charge remains level for the first five policy or segment years and then decreases uniformly each month to zero at the end of the fifteenth policy or segment year.

  Periodic Fees and Charges The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Fees and Charges - Periodic Fees and Charges.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	Minimum Rates per $1,000 of insurance coverage -
$0.01 - current and guaranteed.
Maximum Rates per $1,000 of insurance coverage -
$0.07 - current.
$2.01 - guaranteed.
Rates for representative joint insured persons per $1,000 of insurance coverage -
$0.01 - current and guaranteed.
The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.
Administrative Charge	On the monthly processing date.
  $7.50 - current.
  The product of $5 and the ratio (not to exceed 2.00) of (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985 - guaranteed.

8 - Variable Estate DesignSM

Periodic Fees and Charges (continued)
Charge	When Deducted	Amount Deducted
Monthly Amount Charge[2]	On the monthly processing date during the first 20 policy years (or for 20 years following an increase in your insurance coverage).	Minimum rates - $0.05 per $1,000 of insurance coverage.
Maximum rates - $1.27 per $1,000 of insurance coverage.
Rates for representative joint insured persons - $0.13 per $1,000 of insurance coverage.
The representative joint insured persons have an average age of 55.
Mortality & Expense Risk Charge[3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value in policy years 1 - 10, and lower thereafter - current.
0.10% (1.20% annually) of variable account value in policy years 1 - 10, and lower thereafter - guaranteed.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	5.66% annually of the amount held in the loan account.
[2]

  The minimum and maximum rates are for joint insured persons in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and monthly amount charges that apply depend on the amount of insurance coverage and each joint insured person's age at issue (and each joint insured person's age on the effective date of an increase in your insurance coverage for the monthly amount charge), gender and risk class and the cost of insurance rates generally increase each year after the first policy year. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[3]

  The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Periodic Fees and Charges - Mortality and Expense Risk Charge, page 20 for the monthly rate without rounding.

Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Fees and Charges - Optional Rider Fees and Charges.
Rider	When Deducted	Amount Deducted
Four Year Insurance Rider[4]	On the monthly processing date.	Cost of Insurance Charge Rates -
Minimum Rates - $0.01 per $1,000 of rider benefit.
Maximum Rates per $1,000 of rider benefit -
$0.01 - current.
$0.36 - guaranteed.

    Rates for representative joint insured persons - $0.01 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

Monthly Amount Charge Rates -
Minimum Rates - $0.01 per $1,000 of rider benefit.
Maximum Rates - $0.07 per $1,000 of rider benefit.

    Rates for representative joint insured persons - $0.01 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

Variable Estate DesignSM - 9

Optional Rider Fees and Charges (continued)
Survivorship Term Rider[4]	On the monthly processing date.	Cost of Insurance Charge Rates -
Minimum Rates - $0.01 per $1,000 of rider benefit.
Maximum Rates per $1,000 of rider benefit -
$0.01 - current.
$0.36 - guaranteed.

    Rates for representative joint insured persons - $0.01 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

Monthly Amount Charge Rates -
Minimum Rates - $0.01 per $1,000 of rider benefit.
Maximum Rates - $0.07 per $1,000 of rider benefit.

    Rates for representative joint insured persons - $0.01 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

[4]

  The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than the rounded rates. The rates for these riders depend on each joint insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

  Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the fund prospectuses for details about the fees and charges specific to a particular fund. See also Fees and Charges - Fund Fees and Expenses.

Annual Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
Total Gross Annual Fund Expenses[5]	0.29%	2.87%
Total Net Annual Fund Expenses[5,6]	0.29%	1.51%
[5]	Total annual fund expenses include management fees, distribution (12b-1) fees and other expenses
[6]

  The Total Net Annual Fund Expense figures take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through the end of this year. Out of the 54 funds available through the policy, 17 have contractual arrangements to reimburse or waive certain fees and expenses. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain levels for a specific period of time. See Appendix B for more detailed information about these contractual arrangements. The minimum and maximum total net annual fund expenses shown take into account all of the available funds, not just those with contractual arrangements.

10 - Variable Estate DesignSM
How the Policy Works
Your Premium You make a premium payment.
We deduct from each premium payment:
Premium Expense Charge.

Net Premium We allocate the net premium to the investment options you choose.

Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in sub-accounts of the variable account. The sub-accounts invest in the funds.	The funds deduct:
Investment management fees.
Other expenses.

We deduct transaction fees and charges from your policy value:
Partial Withdrawal Fee.
Surrender Charge.
Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.		Transfer Charge.
Excess Illustration Fee.
Excess Annual Report Fee.

Loan Account Amount set aside as collateral for policy loans.		We deduct periodic fees and charges from your policy value:
Cost of Insurance Charge.
Administrative Charge.
Monthly Amount Charge.
Mortality and Expense Risk Charge.
Interest Credited We credit interest on the amount held in the loan account.	Interest Charged We charge interest on your loan amount.

We deduct fees and charges from your policy value for the optional rider benefits you select.

Variable Estate DesignSM - 11

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
ReliaStar Life Insurance Company of New York

  We are a stock life insurance company incorporated under the laws of the State of New York in 1917. Our headquarters is at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

  We are a wholly-owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

  We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Investment Options

  You may allocate your premium payments to any of the available investment options. These options include the fixed account and sub-accounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account

  You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 4.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

  The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

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  The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

  We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I on March 23, 1982, as one of our separate accounts under the laws of the State of New York. It is a unit investment trust, registered with the SEC under the 1940 Act.

  We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, New York law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

  The variable account is divided into sub-accounts. Each sub-account invests in a corresponding fund. When you allocate premium payments to a sub-account, you acquire accumulation units of that sub-account. You do not invest directly in or hold shares of the funds when you allocate premium payments to the sub-accounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser, investment objective and total annual fund expenses.

  Each fund has its own investment objective and risks. Information about the risks associated with investing in the funds is located in their separate prospectuses. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

  A fund available through the policy may not be the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

  Voting Privileges. We invest each sub-account's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

  Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

  Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Variable Estate DesignSM - 13

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

  We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

  You may instruct us only on matters relating to the funds corresponding to those in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each sub-account of your policy by dividing your variable account value in that sub-account by the net asset value of one share of the matching fund.

  Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional sub-accounts which will invest in funds we find appropriate for policies we issue;
Eliminate sub-accounts;
Combine two or more sub-accounts;
Substitute a new fund for a fund in which a sub-account currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more sub-accounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a sub-account to new investments.

  We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected sub-account to another sub-account or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

14 - Variable Estate DesignSM

DETAILED INFORMATION ABOUT THE POLICY

  This prospectus describes our Variable Estate DesignSM survivorship variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts.

Purchasing a Policy
To purchase a policy both individuals applying for coverage must submit an application to us. On that application both individuals will, among other things, select:
The amount of insurance coverage (which generally must be at least $250,000);
The initial death benefit option; and
Any riders or optional benefits.

  On the date coverage under the policy begins (the "policy date"), the persons on whose lives we issue the policy (the "joint insured persons") generally can be no more than age 85. "Age" under the policy means each joint insured person's age at the last birthday determined as of the beginning of each policy year. "Average age" under the policy means the sum of each joint insured person's age divided by two and rounded to the higher age. From time to time, we may accept an insured person whose age exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the joint insured persons to give proof of a younger age for the purposes of your policy.
Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 100 of the younger of the joint insured persons;
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

    We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

We may refuse to accept any premium that does not comply with our anti-money laundering program. See General Policy Provisions - Anti-Money Laundering.
After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

  A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Variable Estate DesignSM - 15

  Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to each joint insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

  Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the death benefit guarantee period. See Death Benefit Guarantee. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the death benefit guarantee period.

  Premium Payments Affect Your Coverage. During the death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse. See Termination of Coverage - Lapse.

  Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial minimum premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

  We allocate your initial net premium according to the premium allocation instructions specified on the application in whole percentages totaling 100% on the valuation date next following your policy date.

  All net premiums we receive after the initial premium are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

Free Look Period

  During the free look period, you have the right to examine your policy and return it to us for a refund if you are not satisfied for any reason. The free look period is ten days from your receipt of the policy.

If you return your policy to us during the free look period, we will cancel it as of your policy date and send you a refund equal to a return of all premium we have received.
Temporary Insurance
In the policy form temporary insurance is referred to as "Conditional Receipt."

  If you pay the minimum initial premium and qualify, we may issue you temporary insurance. If both joint insured persons' ages are 69 or less, the maximum amount of temporary insurance coverage $500,000; otherwise the maximum amount of temporary insurance coverage is $250,000.

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Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
All required medical examinations and tests have been completed within 60 days of the date of the temporary insurance coverage form;
We determine that, as of the date of the required medical examinations and tests, the insured persons are insurable for the amount and plan applied for;
We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
The necessary parts of the application are complete.

  During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Premium Payments - Allocation of Net Premium.

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

  The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.
Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 6.25% of each premium payment during the first ten policy years and 3.75% thereafter.
This charge helps offset:
The expenses we incur in selling the policy;

    The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Variable Estate DesignSM - 17

  Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first 15 policy years or the first 15 years after an increase in your insurance coverage when you:
Surrender your policy; or
Allow your policy to lapse.
The amount of the surrender charge depends on the surrender charge rates.

  When you purchase a policy or increase your insurance coverage, we set surrender charge rates. The surrender charge remains level for the first five policy or segment years and then decreases uniformly each month to zero at the end of the fifteenth policy or segment year. See Death Benefits - Changes in the Amount of Your Insurance Coverage. Surrender charge rates will not exceed $8.50 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy.

  In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

  Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer in excess of 12 transfers in a policy year. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers between investment options.

  Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Excess Annual Report Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.
This fee helps offset the costs we incur when processing requests for excess annual reports.

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Periodic Fees and Charges

  We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

In the policy form the "monthly processing date" is referred to as the "Monthly Anniversary."

  Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit, discounted to take into account each month's interest earnings at an assumed 4.00% annual interest rate; and
Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

  Monthly cost of insurance rates are based on each joint insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table for the minimum and maximum cost of insurance rates and the rates for a representative joint insured person.

  Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

  The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the joint insured persons. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the sub-accounts of the variable account.
We calculate the net amount at risk separately for each segment of your insurance coverage.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

  Administrative Charge. The monthly administrative charge is $7.50 and is guaranteed not to exceed the product of $5 and the ratio (not to exceed 2.00) of (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985. This charge helps offset the costs we incur in administering the policy.

Variable Estate DesignSM -19

  Monthly Amount Charge. During the first 20 policy years (and for 20 years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000 of insurance coverage. The monthly amount charge is based on the gender, risk class, amount of insurance coverage and the average age of the joint insured persons on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you will be set forth in your policy. See the Fees and Charges - Periodic Fees and Charges table for the minimum and maximum monthly amount charge rates and the rates for a representative joint insured person.

  The monthly amount charge compensates us for expenses relating to the distribution of the policy, including agents' commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

  Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge currently is 0.075% (0.90% annually) of your variable account value (guaranteed not to exceed an annual rate of 1.20%). After the tenth policy year, we currently anticipate that we will reduce this charge to 0.02083% per month (0.25% annually); however, in no event will the mortality and expense risk charge exceed 0.55% annually for the duration of the policy.

  This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the sub-accounts of the variable account are greater than we estimated.

Optional Rider Fees and Charges

  There may be separate fees and charges for optional rider benefits. See the Fees and Charges - Optional Rider Fees and Charges table and the Additional Insurance Benefits - Optional Rider Benefits section for more information about the optional rider benefits and the applicable fees and charges.

Waiver and Reduction of Fees and Charges

  We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
Corporate purchasers; or
Our policyholders or the policyholders of our affiliated companies.

  Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

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Fund Fees and Expenses

  A fund's fees and expenses are set by the fund and may change from year to year. They are deducted from the fund's assets and are not direct charges against a sub-account's assets or policy values. Rather, they are included when each underlying fund computes its net asset value, which is the share price used to calculate the unit values of the sub-accounts. See the Fees and Charges - Fund Fees and Expenses table for the minimum and maximum fees and expenses of the funds available under the policy. See also Appendix B for each fund's total annual fund expenses.

For a more complete description of the funds' fees and expenses, see each fund's prospectus.

  Each of the funds or their affiliates pays us compensation for recordkeeping, administration or other services. The amount of compensation is usually based on the aggregate assets of the fund from policies that we issue or administer. Some funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Death Benefits

  You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $250,000 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy form the amount of insurance coverage you select is referred to as the "Face Amount."

  You can combine the long-term advantages of permanent life insurance with the flexibility and short-term advantages of term life insurance through the policy. The base policy provides the permanent element of your coverage. A term insurance rider provides the term insurance element of your coverage.

  It may be to your economic advantage to include part of your insurance coverage under a term insurance rider. A term insurance rider has no cash value, however, and provides no growth potential. Both the cost of insurance under a term insurance rider and the cost of insurance under the base policy are deducted monthly from your policy value and generally increase with the age of the joint insured persons.

Changes in the Amount of Your Insurance Coverage

  Subject to certain limitations, you may change the amount of your insurance coverage after the first policy year. We reserve the right to limit a change in the amount of your insurance coverage during the first four policy years. The change will be effective on the next monthly processing date after we receive your written request.

  There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Variable Estate DesignSM - 21

Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until any joint insured person exceeds age 85.
A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.
Each new segment will have:
A new surrender charge;
New cost of insurance charges, guaranteed and current;
A new monthly amount charge;
A new incontestability period;
A new suicide exclusion period; and
A new minimum premium.
In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

  You may not decrease the amount of your insurance coverage below $250,000. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.
Decreases in insurance coverage may result in:
A shortened death benefit guarantee period if a term insurance rider is attached;
Reduced minimum premium amounts; and
Reduced cost of insurance charges.
Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

  We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax adviser before changing your amount of insurance coverage. See Distributions Other that Death Benefits - Modified Endowment Contracts.

Death Benefit Qualification Test

  The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

22 - Variable Estate DesignSM

  The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A of this prospectus.

Death Benefit Options			In the policy form, death benefit "Option 1" is referred to as the "Level Amount Option" or "Option A" and death benefit "Option 2" is referred to as the "Variable Amount Option" or "Option B."

  There are two death benefit options available under the base policy before age 100 of the younger joint insured person. You choose the option you want when you apply for the policy, but you may change that choice after the fourth policy year.

  Option 1. Under death benefit Option 1, the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

  Option 2. Under death benefit Option 2, the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

  Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2.

  Changing Death Benefit Options. After the fourth policy year, you may change death benefit options once each policy year. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

  Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your insurance coverage before the change plus your policy value as of the effective date of the change.
Variable Estate DesignSM -23

Your death benefit option change is effective on your next monthly processing date after we approve it.

  After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

  If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance if you have a term insurance rider. See Optional Rider Benefits - Four Year Term Rider; Optional Rider Benefits - Survivorship Term Rider.

Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.
Death Benefit Proceeds

  After the surviving joint insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding policy loan with accrued loan interest; minus
Any outstanding fees and charges incurred before the surviving joint insured person's death.
The death benefit is calculated as of the surviving joint insured person's death and will vary depending on the death benefit option you have chosen.
Death Benefit Guarantee
The policy has a death benefit guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.

24 - Variable Estate DesignSM

In general, the two most significant benefits of the death benefit guarantee are:

    During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the death benefit guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

    To the extent the surrender value declines due to poor investment performance of the funds or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the death benefit guarantee may be necessary in later policy years to avoid lapse of the policy.

  The death benefit guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. Your policy will specify the guarantee period. The death benefit guarantee period depends on the issue ages and premium classes of the joint insured persons, the death benefit option chosen and any additional insurance benefits attached by rider. Certain policy changes may also change the death benefit guarantee period. There is no charge for this guarantee.

You should consider the following factors in relation to the death benefit guarantee:
The amount of the minimum premium for your policy will be set forth in your policy (see Purchasing a Policy - Premium Payments);
The minimum premium for your policy is based on monthly rates that vary according to each insured person's gender, risk class and age;
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the death benefit guarantee by doing so; and
Even if the death benefit guarantee terminates, your policy will not necessarily lapse (see Termination of Coverage - Lapse).

  If you have not paid enough premium to maintain the death benefit guarantee as of any monthly processing date, we will send you notice of the premium payment required to keep the death benefit guarantee in force. If we do not receive the required premium payment within 61 days from the date of our notice, the death benefit guarantee will terminate.

You cannot reinstate a terminated death benefit guarantee.
Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

Variable Estate DesignSM - 25

  The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

  The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See TAX CONSIDERATIONS - Modified Endowment Contracts.

  Four-Year Term Rider. The term insurance rider provides a four year, level term insurance benefit if the surviving joint insured person dies during the first four policy years. You may apply for this rider only when you apply for the base policy.

You should consider the following factors when deciding whether to add the four year term rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges);
The monthly amount charge rates for this rider are different than those for the base policy;
This rider does not have a surrender charge; and
The rider will shorten the death benefit guarantee period of the base policy.
Survivorship Term Rider. Provides a level term insurance benefit payable on the death of the surviving joint insured person if death occurs prior to age 80 of the younger joint insured person.
You should consider the following factors when deciding whether to add the survivorship term rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Fees and Charges - Optional Rider Fees and Charges);
The monthly amount charge rates for this rider are different than those for the base policy;
This rider does not have a surrender charge; and
The rider will shorten the death benefit guarantee period of the base policy.

  By company practice, you can transfer your coverage under this rider to your base policy without evidence of insurability if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A or within 90 days prior to the rider's expiration date. Cost of insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment, based on the risk class and duration of the term coverage. The monthly amount charge rates on the new coverage segment will be no higher than the monthly amount charge rates on the rider in the year prior to transfer.

Automatic Rider Benefit

  The following rider benefit may come with your policy automatically, depending on the age and/or risk class of each joint insured person. Exercising the benefit may have tax consequences. See Fees and Charges - Optional Rider Fees and Charges.

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  Policy Split Option Rider. The policy split option rider allows you, under certain circumstances, the opportunity to exchange your policy for two single life insurance policies. One single life policy will be issued on the life of each joint insured person. The new single life policies will be subject to the minimum and maximum coverage amounts and issue ages for the plan of insurance chosen. We may require evidence of insurability.

Unless law requires otherwise, you may use the policy split option within 90 days of the occurrence of any of the following events:
A final divorce decree regarding the marriage of the joint insured persons;
A dissolution of a business partnership of the joint insured persons; or
A change in the federal estate tax laws which results in either:
Elimination of the unlimited marital deduction; or
A reduction by at least 50% the estate taxes payable upon death.
You should consider the following factors before requesting to exercise the policy split option:

    On the effective date of the policy split, the available death benefit under your policy will be divided between the two new single life policies. The death benefit of each new single life policy cannot be greater than 50% of the base policy's death benefit, not including riders;

    You may take less than the maximum death benefit amount available. If the total death benefit for the two new single life insurance policies is less than the total death benefit under the one policy before the split, there may be a surrender charge;

On the effective date of the policy split, the policy value of the base policy will be divided equally and each portion will be applied as premiums to each of the new single life policies;

    The premiums for the new single life policies will be based on the age and risk class of each joint insured person on the effective date of the policy split. Premiums will be due for each new policy under the terms of the new policy;

The new policy owner will be the joint insured person whose life is insured under the new single life policy, unless specified otherwise;
The beneficiary for each single life policy will be the beneficiary named for the base policy, unless specified otherwise; and

    Exercising the policy split option may be treated as a taxable transaction. Moreover, two single life insurance policies could be treated as modified endowment contracts. See Other Tax Matters - Policy Split Option Rider.

There is no charge for this rider.
The tax consequences of exercising the policy split option are uncertain. You should consult a tax adviser as to those consequences. See Other Tax Matters - Policy Split Option Rider.

Variable Estate DesignSM - 27

Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:

  In the policy form the "policy value" is referred to as the "Accumulation Value;" the "fixed account value" is referred to as the "Fixed Accumulation Value;" and the "variable account value" is referred to as the "Variable Accumulation Value."

The net premium applied to your policy;
The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the sub-accounts of the variable account; and
Interest earned on amounts held in the loan account.
Fixed Account Value

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Investment Options - The Fixed Account.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the sub-accounts of the variable account.

  Determining Values in the Sub-Accounts. The value of the amounts invested in the sub-accounts are measured by accumulation units and accumulation unit values. The value of each sub-account is the accumulation unit value for that sub-account multiplied by the number of accumulation units you own in that sub-account. Each sub-account has a different accumulation unit value.

  The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each variable investment option varies with the investment performance of its underlying fund. It reflects:

Investment income;
Realized and unrealized gains and losses;
Fund expenses; and
Taxes, if any.

  A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time.

You purchase accumulation units when you allocate premium or make transfers to a sub-account, including transfers from the loan account.

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We redeem accumulation units:
When amounts are transferred from a sub-account (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your variable account value;
For policy transaction fees;
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

  To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the sub-account calculated at the close of business on the valuation date of the transaction.

  The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

  We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

  The value of amounts allocated to the sub-accounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the sub-accounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each sub-account on each valuation date.
We generally set the accumulation unit value for a sub-account at $10 when the sub-account is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date; multiplied by
The sub-account's accumulation experience factor for the valuation period.
Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.
We calculate an accumulation experience factor for each sub-account every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable; and
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Variable Estate DesignSM - 29

Loan Account Value
In the policy form the "loan account value" is referred to as the "Loan Amount."

  When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus unpaid interest. See Special Features and Benefits - Loans.

Special Features and Benefits
Loans

  You may borrow money from us at any time after the first policy year, by using your policy as collateral for the loan. A new loan amount must be at least $500, and the amount you may borrow is limited to 100% of the surrender value of your policy.

  When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

  Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

  Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 4.00%. Interest we credit is allocated to the sub-accounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 5.66%.
After the tenth policy year, the annual interest rate which we charge will be reduced to 3.85% for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.
Loans with this reduced interest rate are preferred loans.

  Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

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We will refund to you any interest we have not earned if:
Your policy lapses;
You surrender your policy; or
You repay your loan.

  Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

  When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the sub-accounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:
If you do not make loan repayments your policy could lapse because your surrender value may not be enough to pay your fees and charges each month;

    A loan may cause the termination of the death benefit guarantee because we deduct your loan account value from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

Taking a loan reduces your opportunity to participate in the investment performance of the sub-accounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you do not repay your loan we will deduct any outstanding loan account value from amounts payable under the policy; and
Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See TAX CONSIDERATIONS - Distributions other than Death Benefits.
Transfers

  You currently may make an unlimited number of transfers of your variable account value between the sub-accounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

You may generally not make transfers until after the fifteenth day following your policy date (see Premium Payments - Allocation of Net Premium);
We reserve the right to limit you to 12 transfers each policy year;
Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer in excess of 12 transfers in a policy year; and
We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of excessive trading, as described below.

  Any conditions or limits we impose on transfers between the sub-accounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Variable Estate DesignSM - 31
Transfers from the fixed account to the sub-accounts of the variable account are subject to the following additional restrictions:
Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
Your transfer must be at least the lesser of $500 or your total fixed account value.

  We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

  We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000, you may elect dollar cost averaging.

  Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the sub-accounts to one or more of the other sub-accounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the sub-accounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
We receive a request to begin an automatic rebalancing program;
The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
The specified transfer amount from any sub-account is more than the variable account value in that sub-account.
Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000, you may elect automatic rebalancing.

  Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

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  If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
We receive a request to transfer policy values among the investment options;
We receive a request to begin a dollar cost averaging program;
The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.
Excessive Trading. Excessive trading activity can disrupt fund management strategies and increase fund expenses through:
Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

  In response to excessive trading, we may restrict or refuse transfers or restrict or refuse transfers made through a fax machine, the internet or over the telephone, including transfers made by third parties acting on behalf of policy owners such as market timing services. We will take such actions when we determine, in our sole discretion, that transfers are harmful to the funds or to policy owners as a whole.

We will notify you in writing if we restrict or refuse any transfer because we have determined it to be harmful to the funds or policy owners as a whole.

  Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy. If you elect to make this change, we will permanently transfer the amounts you have invested in the sub-accounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the sub-accounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Variable Estate DesignSM - 33

Partial Withdrawals

  Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500. In policy years two through 15, you may not withdraw more than 20% of your surrender value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Transaction Fees and Charges - Partial Withdrawal Fee.

  Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the sub-accounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

  Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by an amount equal to the factor from the definition of life insurance factors described in Appendix A multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantee.

  If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.

  Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Periodic Fees and Charges - Cost of Insurance.

If death benefit Option 2 is in effect, a partial withdrawal will not affect the amount of insurance coverage.
We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $250,000.
A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See TAX CONSIDERATIONS - Tax Status of the Policy.

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Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy, it lapses or age 100 of the younger of the joint insured persons.
Surrender

  You may surrender your policy for its surrender value any time after the free look period while the surviving joint insured person is alive. Your surrender value is your policy value minus any surrender charge, loan account value and unpaid fees and charges.

In the policy form the "surrender value" is referred to as the "Cash Surrender Value."
You may take your surrender value in other than one payment.

  We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See TAX CONSIDERATIONS - Distributions Other than Death Benefits.
Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
The death benefit guarantee is in effect; or.
Your surrender value is enough to pay the periodic fees and charges when due.

  Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

  We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

  If you do not pay the full amount within the 61-day grace period your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

  If the surviving joint insured person dies during the grace period we do pay death benefit proceeds to your beneficiaries with reductions for your loan account value and periodic fees and charges owed.

Variable Estate DesignSM - 35

  During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the death benefit guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See TAX CONSIDERATIONS - Distributions Other than Death Benefits.
Reinstatement

  Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

  To reinstate the policy and any riders, you must submit evidence satisfactory to us that each joint insured person, or surviving joint insured person, is still insurable and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

You cannot reinstate a terminated death benefit guarantee.

  A policy that is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. See TAX CONSIDERATIONS - Distributions Other than Death benefit - Modified Endowment Contracts.

TAX CONSIDERATIONS

  The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

  We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

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  In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

  This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

  We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See Tax Treatment of Policy Death Benefits.

Diversification and Investor Control Requirements

  In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy.

  In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets.

  Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Variable Estate DesignSM - 37
Tax Treatment of Policy Death Benefits

  We believe that the death benefit under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

  Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Modified Endowment Contracts

  Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction in benefits, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

  If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

    All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

38 - Variable Estate DesignSM

    Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy) are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

    A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 591/2; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.

Policies That Are Not Modified Endowment Contracts

  Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

  Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

  Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters
Policy Loans

  In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a tax adviser to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

  If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Variable Estate DesignSM - 39
Constructive Receipt

  It is possible that after the younger of the joint insured persons reaches age 95, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, the amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a tax adviser if you intend to keep the policy in force after the younger of the joint insured persons reaches age 95.

Section 1035 Exchanges

  Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy, an endowment or annuity contract. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your tax adviser.

Taxation of Policy Splits
The policy split option rider permits a policy to be split into two single life policies upon the occurrence of:
A divorce of the joint insured persons;
Certain changes in federal estate tax law; or
Dissolution of business conducted or owned by the joint insured persons.

  Using the policy split option rider could have adverse tax consequences. Before you exercise the policy split option, it is important that you consult with a tax advisor regarding the possible tax consequences.

Tax-exempt Policy Owners

  Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

  Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

40 - Variable Estate DesignSM
Policy Changes to Comply with the Law

  So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans

  The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

Policy owners may use our policies in various other arrangements, including:
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.

  The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

  In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

Income Tax Withholding

  The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Variable Estate DesignSM - 41

Policy Transfers

  The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.
ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

  If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Age

  We issue your policy at each joint insured person's age (stated in your policy schedule) based on the age at the last birthday as of the policy date. On the policy date, both joint insured person's ages can generally be no more than age 85. Average age under the policy means the sum of each joint insured person's age divided by two and rounded to the higher age.

42 - Variable Estate DesignSM

  We often use age to calculate rates, charges and values. We determine the joint insured persons' ages at a given time by adding the number of completed policy years to the ages calculated at issue and shown in the schedule.

Ownership

  The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits before the death of the surviving joint insured. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

  You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

  You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the surviving joint insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the surviving joint insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the surviving joint insured person, we pay the death benefit proceeds to you or to your estate, as owner.

  You may name new beneficiaries before the death of the surviving joint insured person. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters.

Collateral Assignment

  You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See TAX CONSIDERATIONS - Other Tax Matters.

Incontestability

  After your policy has been in force and both joint insured persons are alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Variable Estate DesignSM - 43

Misstatements of Age or Gender

  Notwithstanding the Incontestability provision above, if any joint insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the joint insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the surviving joint insured person's death, or as otherwise required by law.

Suicide
If any joint insured person commits suicide, within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan account value; minus
Partial withdrawals taken.

  We make a limited payment to the beneficiaries for a new coverage segment or other increase if any joint insured person commits suicide within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit. The limited payment is equal to the cost of insurance charges which were deducted for the increase.

Anti-Money Laundering

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  We may also limit the types of premium payments (travelers cheques, for example) or the amount of certain types of premium payments (money orders totaling more than $5,000, for example) that we will accept.

  We may also refuse to accept certain forms of premium payments or loan repayments (travelers cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in your policy entering a 61-day grace period during which you must make a sufficient payment, in an acceptable form, to keep your policy from lapsing. See Premium Payments - Premium Payments Affect Your Coverage.

44 - Variable Estate DesignSM

Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the sub-accounts or to determine the value of a sub-account's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.
SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the sub-accounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the surviving joint insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the sub-accounts.

  We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

  You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

  If the surviving joint insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the surviving joint insured person's death, we may require proof of the deceased surviving joint insured person's age and a certified copy of the death certificate.

  The beneficiaries and the deceased surviving joint insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased surviving joint insured person.

Variable Estate DesignSM - 45

Telephone Privileges

  Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
Change your dollar cost averaging and automatic rebalancing programs;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

  By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

  Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company of New York.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

  We may use information regarding the past performance of the sub-accounts and funds. Past performance is not indicative of future performance of the sub-accounts or funds and is not reflective of the actual investment experience of policy owners.

  We may feature certain sub-accounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

46 - Variable Estate DesignSM

Settlement Options

  You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election before the death of the surviving joint insured. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the surviving joint insured person's death.

  The investment performance of the sub-accounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

The following settlement options are available:
Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

    Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;

Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life; and

    Option 6 - The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We will not apply this option if a similar option would be more favorable to the payee at that time.

  Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

  In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

  If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment. Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which can be accessed through the use of a checking account provided to the beneficiaries. Interest earned on this account may be less than interest paid on other settlement options.

Variable Estate DesignSM - 47

Reports

  Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Transaction Fees and Charges - Excess Annual Report Fee.
We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

  We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

  Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of each of the joint insured persons and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Transaction Fees and Charges - Excess Illustration Fee.

  Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the investment Funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

48 - Variable Estate DesignSM

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the policy.

  ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the policy.

Financial Statements

  Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

Variable Estate DesignSM - 49

APPENDIX A
Definition of Life Insurance Factors

  Guideline Premium Test Factors
Younger Joint Insured'sAttained Age	Factor	Younger Joint Insured'sAttained Age	Factor	Younger Joint Insured'sAttained Age	Factor	Younger Joint Insured'sAttained Age	Factor	Younger Joint Insured'sAttained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

  A-1
APPENDIX B
Funds Available Through the Variable Account

  The following chart lists the funds, the investment advisers and subadvisers to the funds, summary information regarding the investment objective and the total annual expenses of each fund. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

The expense information regarding the funds was provided by the funds.

  We may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. We may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by us to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the company and do not increase, directly or indirectly, the expenses shown below.

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
AIM V.I. Dent Demographic Trends Fund (Series I Shares)[1]	Investment Adviser: A I M Advisors, Inc. Subadviser: H.S. Dent Advisors, Inc.	Seeks long-term growth of capital.	Gross: 1.43% Net: 1.30%
Alger American Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.85% Net: 0.85%
Alger American Leveraged AllCap Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.96% Net: 0.96%
Alger American MidCap Growth Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.93% Net: 0.93%
Alger American Small Capitalization Portfolio (Class O Shares)	Investment Adviser: Fred Alger Management, Inc.	Long-term capital appreciation.	Gross: 0.97% Net: 0.97%
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital by investing primarily in U.S. common stocks.	Gross: 0.63% Net: 0.63%
American Funds Insurance Series - Growth Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.	Gross: 0.60% Net: 0.60%

B-1

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.	Gross: 0.86% Net: 0.86%
Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

		Seeks long-term capital appreciation.	Gross: 0.68% Net: 0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.	Gross: 0.57% Net: 0.57%
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.	Gross: 0.67% Net: 0.67%
Fidelity® VIP High Income Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

		Seeks a high level of current income while also considering growth of capital.	Gross: 0.70% Net: 0.70%
Fidelity® VIP Index 500 Portfolio (Initial Class)[2]	Investment Adviser: Fidelity Management & Research Company	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).	Gross: 0.33% Net: 0.33%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.	Gross: 0.54% Net: 0.54%
B-2

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
Fidelity® VIP Money Market Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Gross: 0.29% Net: 0.29%
ING Hard Assets Portfolio (Institutional Shares)[3,4]	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified Portfolio that seeks long-term capital appreciation.	Gross: 0.69% Net: 0.69%
ING Limited Maturity Bond Portfolio (Service Shares)[3,5]	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management LLC

  Seeks highest current income consistent with low risk to principal and liquidity. Secondarily seeks to enhance total return when market factors indicate capital appreciation may be available without significant risk to principal.

Gross: 0.53% Net: 0.53%
ING MFS Mid Cap Growth Portfolio (Service Shares)[3,5,6,7]	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A nondiversified Portfolio that seeks long-term growth of capital.	Gross: 0.91% Net: 0.91%
ING MFS Total Return Portfolio (Institutional Shares)[3,4,8,9]	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

  Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

Gross: 0.66% Net: 0.66%
ING Salomon Brothers Investors Portfolio (Institutional Shares)[3,4]	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital. Secondarily seeks current income.	Gross: 0.76% Net: 0.76%
ING T. Rowe Price Capital Appreciation Portfolio (Institutional Shares)*, 3, 4, 8	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.	Gross: 0.70% Net: 0.70%
ING Van Kampen Real Estate Portfolio (Institutional Shares)[3,4]	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	A nondiversified Portfolio that seeks capital appreciation. Secondarily seeks current income.	Gross: 0.70% Net: 0.70%

B-3

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
ING JPMorgan Mid-Cap Value Portfolio (Initial Class)[10]	Investment Adviser: ING Life Insurance and Annuity Company. Subadviser: Robert Fleming, Inc., a subsidiary of J.P. Morgan Chase & Co.	A nondiversified Portfolio that seeks growth from capital appreciation.	Gross: 1.10% Net: 1.10%
ING UBS Tactical Asset Allocation Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: UBS Global Asset Management (US) Inc.	Seeks total return, consisting of long-term capital appreciation and current income.	Gross: 1.10% Net: 1.10%
ING Van Kampen Comstock Portfolio (Initial Class)[10]	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: Van Kampen	Seeks capital growth and income.	Gross: 0.95% Net: 0.95%
ING VP Bond Portfolio (Class R)[11]	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities.	Gross: 0.49% Net: 0.49%
ING VP Index Plus LargeCap Portfolio (Class R)[11]	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.	Gross: 0.45% Net: 0.45%
ING VP Index Plus MidCap Portfolio (Class R)[11]	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.	Gross: 0.53% Net: 0.53%
ING VP Index Plus SmallCap Portfolio (Class R)11, 12	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.	Gross: 0.63% Net: 0.60%
ING VP Growth Opportunities Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC	Seeks long-term growth of capital.	Gross: 1.34% Net: 0.90%
ING VP Growth + Value Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC Sub-Adviser: Navellier Fund Management, Inc.	Seeks capital appreciation	Gross: 1.18% Net: 0.80%

B-4

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
ING VP High Yield Bond Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investments Management, LLC	Seeks high income and capital appreciation.	Gross: 1.46% Net: 0.80%
ING VP International Value Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC	Seeks long term capital appreciation.	Gross:1.58% Net: 1.00%
ING VP MagnaCap Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC	Seeks growth of capital, with dividend income as a secondary consideration.	Gross: 1.20% Net: 0.90%
ING VP MidCap Opportunities Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC	Seeks long-term capital appreciation.	Gross: 1.53% Net: 0.90%
ING VP Research Enhanced Index Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks capital appreciation.	Gross: 1.66% Net: 0.90%
ING VP SmallCap Opportunities Portfolio (Class R)[12,13]	Investment Adviser: ING Investments, LLC	Seeks long-term capital appreciation.	Gross: 1.23% Net: 0.90%
Janus Aspen Growth Portfolio (Institutional Shares)[14]	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Gross: 0.67% Net: 0.67%
Janus Aspen International Growth Portfolio (Institutional Shares)[14]	Investment Adviser: Janus Capital	Seeks long-term growth of capital.	Gross: 0.74% Net: 0.74%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)[14]	Investment Adviser: Janus Capital

  A nondiversified Portfolio that invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell MidCap Growth Index.

Gross: 0.67% Net: 0.67%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)[14]	Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Gross: 0.70% Net: 0.70%

B-5

Fund Name	Investment Adviser/ Subadviser	Investment Objective	Total Annual Fund Expenses
Neuberger Berman AMT Limited Maturity Bond Portfolio[15]	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Highest current income consistent with low risk to principal and liquidity and secondarily total return.	Gross: 0.76% Net: 0.76%
Neuberger Berman AMT Partners Portfolio[15]	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Capital growth.	Gross: 0.91% Net: 0.91%
Neuberger Berman AMT Socially Responsive Portfolio[16]	Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Long-term capital growth.	Gross: 2.87% Net: 1.51%
OpCap Equity Portfolio[17]	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.	Gross: 0.96% Net: 0.96%
OpCap Global Equity Portfolio[17]	Investment Adviser: OpCap Advisors LLC	Seeks long term capital appreciation.	Gross: 1.15%% Net: 1.15%%
OpCap Managed Portfolio[17]	Investment Adviser: OpCap Advisors LLC	Seeks growth of capital over time.	Gross: 0.88% Net: 0.88%
OpCap Small Cap Portfolio[17]	Investment Adviser: OpCap Advisors LLC	Seeks capital appreciation.	Gross: 0.91% Net: 0.91%
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.	Gross: 0.80% Net: 0.80%
Pioneer Small Cap Value VCT Portfolio (Class I Shares)[18]	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth.	Gross: 2.76% Net: 1.25%
Putnam VT Growth and Income Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Capital growth and current income.	Gross: 0.52% Net: 0.52%
Putnam VT New Opportunities Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Long-term capital appreciation.	Gross:0.63% Net: 0.63%
Putnam VT Small Cap Value Fund Class IA Shares	Investment Adviser: Putnam Investment Management, LLC	Capital appreciation.	Gross:0.92% Net: 0.92%
Putnam VT Voyager Fund (Class IA Shares)	Investment Adviser: Putnam Investment Management, LLC	Capital appreciation.	Gross: 0.60% Net: 0.60%
*

  Prior to May 1, 2003 the Service Class of shares of this fund were available through the policy. Effective May 1, 2003 the Institutional Class of fund shares replaced the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

B-6

1

  The fund's adviser has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

2

  The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.

3

  The Management Agreement between the Trust and its Manager, DSI ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

4

  The operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets and are estimated because the class did not have full calendar year of operations. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

5

  The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.

6

  A portion of the brokerage commissions that the MFS Mid Cap Growth Portfolio pays is used to reduce each Portfolio's expenses. Including these reductions and the MFS Management fee waiver, the "Total Net Annual Fund Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.84%. This arrangement may be discontinued at any time.

7

  Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Annual Fund Expenses" for the Portfolio for the year ended December 31, 2002, would have been 0.90%. This arrangement may be discontinued by DSI at any time.

8

  A portion of the brokerage commissions that MFS Total Return and T. Rowe Price Capital Appreciation Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and MFS management fee waiver, the "Total Net Annual Fund Expenses" for each Portfolio for the year ended December 31, 2002 would have been 0.64% and 0.69%, respectively. This arrangement may be discontinued at any time.

9

  Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the MFS Total Return Portfolio. Including this waiver, the "Total Net Annual Fund Expenses" for the Portfolio for the year ended December 31, 2002, would have been 0.65%. This arrangement may be discontinued by DSI at any time.

10	The expenses shown are based on estimated expenses for the current fiscal year.
11

  Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Bond) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual.

12

  This expenses shown are based on the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

B-7

13

  ING Fund Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in the expenses shown. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 31, 2003.

14	All expenses are shown without the effect of any expense offset arrangements.
15

  Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2006 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

16

  Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2006 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

17

  Total Annual Fund Expenses for the Equity, Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Annual Fund Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.

18

  The Net Annual Fund Expenses reflect the contractual expense limitation in effect through December 31, 2003 under which Pioneer has agreed not to impose all or a portion of its management fee and if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

B-8

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

    Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Distribution of the Policies ......................................................................................	2
Performance Reporting and Advertising .....................................................................	3
Experts ...............................................................................................................	7
Financial Statements.....................................................................................................................	7

  Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I ..........................................................................................................

S-1
Financial Statements of the ReliaStar Life Insurance Company of New York .......................	F-1

    A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Transaction Fees and Charges - Excess Illustration Fee.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:
Customer Service Center
P.O. Box 5033
2000 21st Avenue, N.W.
Minot, North Dakota 58703
1-877-253-5050
www.servicecenter@reliastar.com

  Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-03427
1933 Act file No. 333-47527
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Statement of Additional Information dated May 1, 2003
VARIABLE ESTATE DESIGNSM Survivorship Variable Universal Life Insurance Policy

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING Variable Estate DesignSM prospectus dated May 1, 2003. The policy offered in connection with the prospectus is a flexible premium variable survivorship universal life insurance policy funded through the ReliaStar Life Insurance Company of New York Variable Life Separate Account I.

  A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company of New York's Customer Service Center at P.O. Box 5033, 2000 21st Avenue, NW, Minot, North Dakota 58703, by calling 1-877-253-5050 or by accessing the SEC's web site at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History ...........................................................................	2

Distribution of the Policies ...............................................................................	2

Performance Reporting and Advertising ................................................................	3

Experts .............................................................................................................	7

Financial Statements ................................................................................................................	7

  Financial Statements of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I ......................................................................................................

S-1

Financial Statements of the ReliaStar Life Insurance Company of New York .......................	F-1

GENERAL INFORMATION AND HISTORY

  ReliaStar Life Insurance Company of New York (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company incorporated in 1917 under the laws of the State of New York and an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our Home Office is located at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

  We established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "variable account") on March 23, 1982, under the laws of the State of New York for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

  Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges" in the prospectus.

  The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

DISTRIBUTION OF THE POLICIES

  The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

  ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the year ended December 31, 2002, the aggregate amount paid to ING America Equities under our distribution agreement was $1,618,471.

  Prior to May 1, 2002, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation and an affiliate of ours, was the principal underwriter (distributor) for the policies. We paid WSSI under a distribution agreement. For the years ended December 31, 2001 and 2000, the aggregate amount paid to WSSI under our distribution agreement was $2,717,758 and $1,312,274, respectively.

  We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. A description of the manner in which the policies are purchased may be found in the prospectus under the section entitled "Purchasing a Policy."

  All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy. We may make loans to agents/registered representatives, or advance commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as interest rate reduction and/or principal forgiveness, that may be conditioned on insurance sales.

2

Commissions generally will be no more than 55% of the premiums paid up to the annualized minimum monthly premium, plus 2% of additional premiums for the first policy year and lower thereafter.

  We will pay corresponding commissions upon a requested increase in insurance coverage. In addition, we may pay a commission of 0.10% of the average monthly policy value during each policy year. Further, agents/registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

  We pay wholesaler fees and marketing and training allowances. We may provide repayments or make sponsor payments for broker/dealers to use in sales contests for their registered representatives. We do not hold contests directly based on sales of this product. We do hold training programs from time to time at our own expense. We pay dealer concessions, wholesaling fees, other allowances and the costs of all other incentives or training programs from our resources which include sales charges.

PERFORMANCE REPORTING AND ADVERTISING

  Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the sub-accounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

  Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts.

  Simply stated, average annual total returns show the percent change in values, with dividends and capital gains reinvested, after the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses. Average annual total returns are calculated according to the following formula:

(ERV + P)1/ n -1 = T
Where:	P =	A hypothetical initial payment of $1,000.
	T =	Average annual total return.
	n =	Number of years.
	ERV =	Ending redeemable value of the hypothetical $1,000 payment made at the beginning of the relevant period.

  Unless otherwise noted, the returns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted.

3

  Any current yield quotation for a money market fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates and the fund's expenses.

Investment results of the funds will fluctuate over time and any presentation of past performance should not be considered as a representation of what may be achieved in the future.
The following table shows the performance history of the underlying funds available for investment through the sub-accounts of the variable account for the periods indicated.
Average Annual Total Returns as of 3/31/03
Funds	1-Mo*	3-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
AIM V.I. Dent Demographic Trends Fund (Series I Shares)	1.60%	0.53%	0.53%	(30.22%)	(30.00%)			(25.67%)	12/29/1999
Alger American Growth Portfolio (Class O Shares)	1.91%	(0.45%)	(0.45%)	(30.96%)	(23.12%)	(3.09%)	8.91%		01/09/1989
Alger American Leveraged AllCap Portfolio (Class O Shares)	2.42%	3.41%	3.41%	(28.32%)	(27.74%)	1.25%		13.60%	01/25/1995
Alger American MidCap Growth Portfolio (Class O Shares)	2.09%	1.93%	1.93%	(25.92%)	(15.22%)	1.64%		12.44%	05/03/1993
Alger American Small Capitalization Portfolio (Class O Shares)	0.58%	(0.90%)	(0.90%)	(26.93%)	29.78%)	(10.97%)	2.11%		09/21/1988
American Funds Insurance Series - Growth Fund (Class 2)**
American Funds Insurance Series - Growth - Income Fund (Class 2)**
American Funds Insurance Series - International Fund (Class 2)**
Fidelity® VIP Contrafund® Portfolio (Initial Class)	2.20%	(2.08%)	(2.08%)	(13.72%)	(11.65%)	0.89%		11.60%	01/03/1995
Fidelity® VIP Equity-Income Portfolio (Initial Class)	(0.60%)	(6.27%)	(6.27%)	(25.02%)	(6.28%)	(3.04%)	8.20%		10/09/1986
Fidelity® VIP Growth Portfolio (Initial Class)	0.84%	(2.85%)	(2.85%)	(31.35%)	(22.92%)	(3.29%)	7.72%		10/09/1986
Fidelity® VIP High Income Portfolio (Initial Class)	2.29%	6.39%	6.39%	9.72%	(7.93%)	(5.83%)	3.42%		09/19/1985
Fidelity® VIP Index 500 Portfolio (Initial Class)	0.96%	(3.20%)	(3.20%)	(24.90%)	(16.27%)	(3.99%)	8.22%		08/27/1992
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.08%	1.74%	1.74%	12.22%	9.86%	7.49%	7.03%		12/05/1988

4

Average Annual Total Returns as of 3/31/03
Funds	1-Mo*	3-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
Fidelity® VIP Money Market Portfolio (Initial Class)	0.09%	0.28%	0.28%	1.53%	3.66%	4.34%	4.65%		04/01/1982
ING Hard Assets Portfolio (Institutional Shares)**
ING Limited Maturity Bond Portfolio (Service Shares)**
ING MFS Mid-Cap Growth Portfolio (Service Shares)	1.25%	0.28%	0.28%	(44.26%)	(28.40%)	(4.72%)		7.22%	10/07/1994
ING MFS Total Return Portfolio (Institutional Shares)**
ING Salomon Brothers Investors Portfolio (Institutional Shares)**
ING T. Rowe Price Capital Appreciation Portfolio (Service Shares)***	(0.42%)	(3.04%)	(3.04%)	(9.40%)	9.00%	6.75%	8.85%		05/31/1989
ING Van Kampen Real Estate Portfolio (Institutional Shares)**
ING JPMorgan Mid-Cap Value Portfolio (Initial Class)**
ING UBS Tactical Asset Allocation Portfolio (Initial Class)	0.96%	(3.26%)	(3.26%)	(25.48%)				(19.74%)	12/10/2001
ING Van Kampen Comstock Portfolio (Initial Class)	0.12%	(3.11%)	(3.11%)					(18.63%)	05/01/2002
ING VP Bond Portfolio (Class R)	0.29%	2.07%	2.07%	11.26%	9.17%	6.84%	6.74%		05/15/1973
ING VP Index Plus LargeCap Portfolio (Class R)	1.06%	(3.23%)	(3.23%)	(24.00%)	(16.68%)	(3.17%)		5.59%	09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)	0.71%	(3.96%)	(3.96%)	(21.49%)	(4.58%)	5.36%		7.81%	12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)	0.75%	(5.43%)	(5.43%)	(22.96%)	(3.48%)	(1.66%)		0.97%	12/19/1997
ING VP Growth Opportunities Portfolio (Class R)	(0.27%)	(1.60%)	(1.60%)	(28.90%)				(28.91%)	04/30/2000
ING VP Growth + Value Portfolio (Class R)	1.57%	(1.72%)	(1.72%)	(32.40%)	(32.88%)	(4.44%)		5.60%	05/06/1994
ING VP High Yield Bond Portfolio (Class R)	2.38%	5.16%	5.16%	1.56%	(1.14%)	(2.79%)		3.33%	05/06/1994
ING VP International Value Portfolio (Class R)	(2.61%)	(8.72%)	(8.72%)	(26.07%)	(9.65%)	0.96%		4.07%	08/08/1997
ING VP MagnaCap Portfolio (Class R)	(0.45%)	(3.37%)	(3.37%)	(27.19%)				(12.48%)	05/01/2000
ING VP MidCap Opportunities Portfolio (Class R)	0.45%	0.22%	0.22%	(25.08%)				(23.86%)	04/30/2000
ING VP Research Enhanced Index Portfolio (Class R)	1.07%	(3.40%)	(3.40%)	(24.73%)	(16.98%)	(9.62%)		(1.57%)	05/06/1994
ING VP SmallCap Opportunities Portfolio (Class R)	(0.78%)	(4.69%)	(4.69%)	(39.66%)	(30.43%)	0.80%		6.64%	05/06/1994

5

Average Annual Total Returns as of 3/31/03
Funds	1-Mo*	3-Mo*	YTD*	1-Yr	3-Yr	5-Yr	10-Yr	Since Fund Inception	Fund Inception Date
Janus Aspen Growth Portfolio (Institutional Shares)	0.85%	(2.12%)	(2.12%)	(28.18%)	(24.80%)	(4.35%)		6.47%	09/13/1993
Janus Aspen International Growth Portfolio (Institutional Shares)	(2.07%)	(9.94%)	(9.94%)	(32.14%)	(27.73%)	(4.12%)		6.59%	05/02/1994
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	1.60%	(0.06%)	(0.06%)	(20.89%)	(35.39%)	(4.30%)		7.05%	09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	(1.38%)	(8.17%)	(8.17%)	(31.01%)	(26.17%)	(4.19%)		9.13%	09/13/1993
Neuberger Berman AMT Limited Maturity Bond Portfolio	0.07%	0.74%	0.74%	5.92%	6.97%	5.21%	5.25%		09/10/1984
Neuberger Berman AMT Partners Portfolio	0.27%	(1.75%)	(1.75%)	(27.46%)	(10.14%)	(6.01%)		7.06%	03/22/1994
Neuberger Berman AMT Socially Responsive Portfolio	2.29%	1.96%	1.96%	(14.04%)	(5.80%)			(1.20%)	02/18/1999
OpCap Equity Portfolio	0.33%	(4.82%)	(4.82%)	(24.94%)	(7.35%)	(4.82%)	7.57%		08/01/1988
OpCap Global Equity Portfolio	(1.08%)	(5.25%)	(5.25%)	(22.35%)	(10.30%)	(2.32%)		5.80%	03/01/1995
OpCap Managed Portfolio	(0.51%)	(2.98%)	(2.98%)	(20.12%)	(5.01%)	(2.86%)	8.51%		08/01/1988
OpCap Small Cap Portfolio	1.91%	(5.80%)	(5.80%)	(31.30%)	3.52%	(1.27%)	6.54%		08/01/1988
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	0.49%	(3.55%)	(3.55%)	(19.25%)	1.77%	1.03%		8.70%	03/01/1995
Pioneer Small Cap Value VCT Portfolio (Class I Shares)	0.35%	(7.58%)	(7.58%)	(27.46%)				(10.79%)	11/08/2001
Putnam VT Growth and Income Fund (Class IA Shares)	3.37%	(3.87%)	(3.87%)	(25.63%)	(14.06%)	(6.88%)	3.44%		05/01/1992
Putnam VT New Opportunities Fund (Class IA Shares)	1.41%	(1.29%)	(1.29%)	(28.54%)	(32.41%)	(8.20%)		5.39%	05/02/1994
Putnam VT Small Cap Value Fund (Class IA Shares)	0.58%	(5.01%)	(5.01%)	(28.60%)	1.96%			4.22%	04/30/1999
Putnam VT Voyager Fund (Class IA Shares)	1.89%	(1.45%)	(1.45%)	(26.80%)	(24.96%)	(4.31%)	8.30%		02/01/1988
*	Returns not annualized.
**

  These funds did not become available under the policy until May 1, 2003, the date of this Statement of Additional Information. No performance for these funds is currently shown herein, but subsequent advertisements, sales literature, reports to policy owners or prospective purchasers and amendments to this Statement of Additional Information will contain performance information for the relevant period(s) of time.

***

  Effective May 1, 2003 the Institutional Class of fund shares will replace the Service Class of fund shares. Institutional Class shares have 0.25% lower total fund expenses than the Service Class shares, and the effect of this transaction is to give policy owners an investment in the same fund managed by the same investment adviser at a lower cost.

  We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

6

  Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

EXPERTS

  The statement of assets and liabilities of the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial statements of ReliaStar Life Insurance Company of New York as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

  The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2002 and have been audited by Ernst & Young LLP, independent auditors.

  The financial statements of the company as of December 31, 2002 and 2001 and for the three years in the period ended December 31, 2002 have been audited by Ernst & Young LLP, independent auditors. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The financial statements of the company as of December 31, 2002 and 2001 and for the three years in the period ended December 31, 2002 have been prepared on the basis of accounting principles generally accepted in the United States.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

7

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Financial Statements

Year ended December 31, 2002

Contents

Report of Independent Auditors	S-2

Audited Financial Statements

Statement of Assets and Liabilities	S-4
Statement of Operations	S-8
Statements of Changes in Net Assets	S-16
Notes to Financial Statements	S-32

S-1

Report of Independent Auditors

The Board of Directors and Participants
ReliaStar Life Insurance Company of New York

  We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") (comprised of the AIM V.I. Dent Demographic Trends, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, Fidelity® VIP Equity-Income, Fidelity® VIP Growth, Fidelity® VIP High Income, Fidelity® VIP Money Market, Fidelity® VIP II Contrafund®, Fidelity® VIP II Index 500, Fidelity® VIP II Investment Grade Bond, GCG Trust Fully Managed, GCG Trust Mid-Cap Growth, ING VP Bond, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Index Plus LargeCap, ING VP Index Plus SmallCap, ING VP Growth Opportunities, ING VP Growth + Value, ING VP High Yield Bond, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP Research Enhanced Index, ING VP SmallCap Opportunities, Janus Aspen Aggressive Growth, Janus Aspen Growth, Janus Aspen International Growth, Janus Aspen Worldwide Growth, Neuberger Berman AMT Limited Maturity Bond, Neuberger Berman AMT Partners, Neuberger Berman AMT Socially Responsive, OCC Accumulation Trust Equity, OCC Accumulation Trust Global Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Pioneer Mid Cap Value VCT, Pioneer Small Cap Value VCT, Putnam VT Diversified Income, Putnam VT Growth and Income, Putnam VT New Opportunities, Putnam VT Small Cap Value and Putnam VT Voyager Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

S-2

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company of New York Variable Life Separate Account I at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

S-3
ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Assets and Liabilities

December 31, 2002
(Dollars in thousands, except for unit data)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Capitalization

Assets
Investments in mutual funds at fair value	$9	$1,043	$69	$503	$263
Total assets	9	1,043	69	503	263

Net assets	$9	$1,043	$69	$503	$263

Number of divisional units outstanding	2,529.119	106,105.031	16,556.751	41,430.620	41,639.347

Value per divisional unit	$3.64	$9.83	$4.19	$12.14	$6.32

Total number of mutual fund shares	2,427	42,341	3,331	40,392	21,546

Cost of mutual fund shares	$15	$1,745	$92	$658	$437
	GCG Trust Fully Managed	GCG Trust Mid-Cap Growth	ING VP Bond	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock

Assets
Investments in mutual funds at fair value	$392	$13	$13	$3	$1
Total assets	392	13	13	3	1

Net assets	$392	$13	$13	$3	$1

Number of divisional units outstanding	38,252.226	3,327.392	1,252.393	409.713	71.585

Value per divisional unit	$10.24	$4.00	$10.75	$8.13	$8.40

Total number of mutual fund shares	22,863	1,834	995	139	72

Cost of mutual fund shares	$396	$13	$14	$3	$1
See accompanying notes.
S-4

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Fidelity® VIP II Investment Grade Bond

$646	$355	$87	$1,863	$1,160	$1,699	$771
646	355	87	1,863	1,160	1,699	771

$646	$355	$87	$1,863	$1,160	$1,699	$771

30,164.469	18,871.529	7,531.980	121,504.187	52,541.297	78,619.822	42,369.579

$21.41	$18.82	$11.57	$15.33	$22.07	$21.61	$18.19

35,569	15,153	14,700	1,863,111	64,062	17,006	56,242

$790	$563	$92	$1,863	$1,370	$2,175	$709

ING VP Index Plus LargeCap	ING VP Growth Opportunities	ING VP Growth + Value	ING VP High Yield Bond	ING VP International Value	ING VP MagnaCap	ING VP MidCap Opportunities

$1	$36	$393	$66	$252	$35	$21
1	36	393	66	252	35	21

$1	$36	$393	$66	$252	$35	$21

82.913	9,589.259	42,503.753	7,389.909	18,357.781	4,933.387	4,665.010

$8.25	$3.76	$9.25	$8.91	$13.72	$7.03	$4.51

63	9,609	39,831	23,195	29,285	5,085	4,672

$1	$47	$761	$72	$291	$39	$25

S-5

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

	ING VP Research Enhanced Index	ING VP SmallCap Opportunities	Janus Aspen Aggressive Growth	Janus Aspen Growth	Janus Aspen International Growth

Assets
Investments in mutual funds at fair value	$8	$334	$583	$501	$193
Total assets	8	334	583	501	193

Net assets	$8	$334	$583	$501	$193

Number of divisional units outstanding	815.537	18,238.437	59,082.527	53,299.609	19,576.717

Value per divisional unit	$9.25	$18.32	$9.87	$9.40	$9.88

Total number of mutual fund shares	2,565	31,367	36,807	34,310	11,176

Cost of mutual fund shares	$10	$669	$1,146	$803	$299

	OCC Accumulation Trust Small Cap	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Putnam VT Diversified Income	Putnam VT Growth and Income

Assets
Investments in mutual funds at fair value	$169	$4	$-	$24	$384
Total assets	169	4	-	24	384

Net assets	$169	$4	$-	$24	$384

Number of divisional units outstanding	15,047.567	487.151	30.237	1,621.711	19,168.622

Value per divisional unit	$11.21	$8.38	$7.62	$14.72	$20.01

Total number of mutual fund shares	7,836	273	25	2,792	20,460

Cost of mutual fund shares	$199	$4	$-	$28	$492

See accompanying notes.
S-6

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Assets and Liabilities (continued)

December 31, 2002
(Dollars in thousands, except for unit data)

Janus Aspen Worldwide Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Neuberger Berman AMT Socially Responsive	OCC Accumulation Trust Equity	OCC Accumulation Trust Global Equity	OCC Accumulation Trust Managed

$640	$226	$326	$17	$107	$96	$101
640	226	326	17	107	96	101

$640	$226	$326	$17	$107	$96	$101

62,950.145	17,011.918	37,970.497	1,951.569	10,804.917	9,410.460	10,186.654

$10.16	$13.29	$8.58	$8.70	$9.91	$10.17	$9.93

30,389	16,749	28,565	1,847	4,177	8,893	3,086

$973	$223	$464	$19	$116	$132	$115

Putnam VT New Opportunities	Putnam VT Small Cap Value	Putnam VT Voyager

$106	$49	$811
106	49	811

$106	$49	$811

7,604.479	5,478.560	42,045.660

$13.91	$9.02	$19.28

9,100	4,040	38,641

$172	$49	$1,372

S-7

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations

For the year ended December 31, 2002
(Dollars in thousands)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap	Alger American MidCap Growth
Net investment income (loss)
Income:
Dividends	$-	$-	$-	$-
Total investment income	-	-	-	-

Expenses:
Mortality and expense risk and other charges	-	7	-	3
Total expenses	-	7	-	3
Net investment income (loss)	-	(7)	-	(3)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(8)	(180)	(9)	(52)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(8)	(180)	(9)	(52)

Net unrealized appreciation (depreciation) of investments	1	(301)	(21)	(94)

Net increase (decrease) in net assets resulting from operations	$(7)	$(488)	$(30)	$(149)
See accompanying notes.

S-8

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

Alger American Small Capitalization	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Fidelity® VIP II Investment Grade Bond

$-	$10	$1	$7	$27	$6	$30	$25
-	10	1	7	27	6	30	25

2	4	3	1	10	6	14	4
2	4	3	1	10	6	14	4
(2)	6	(2)	6	17	-	16	21

(27)	(52)	(82)	(9)	-	(34)	(352)	4
-	14	-	-	-	-	-	-
(27)	(38)	(82)	(9)	-	(34)	(352)	4

(54)	(103)	(76)	5	-	(67)	(262)	38

$(83)	$(135)	$(160)	$2	$17	$(101)	$(598)	$63

S-9

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	GCG Trust Fully Managed	GCG Trust Mid-Cap Growth	ING VP Bond	ING UBS Tactical Asset Allocation
Net investment income (loss)
Income:
Dividends	$10	$-	$-	$-
Total investment income	10	-	-	-

Expenses:
Mortality and expense risk and other charges	1	-	-	-
Total expenses	1	-	-	-
Net investment income (loss)	9	-	-	-

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2)	(17)	-	-
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(2)	(17)	-	-

Net unrealized appreciation (depreciation)	(4)	-	-	-

Net increase (decrease) in net assets resulting from operations	$3	$(17)	$-	$-
See accompanying notes.

S-10

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

ING Van Kampen Comstock	ING VP Index Plus LargeCap	ING VP Index Plus SmallCap	ING VP Growth Opportunities	ING VP Growth + Value	ING VP High Yield Bond	ING VP International Value	ING VP MagnaCap

$-	$-	$-	$-	$-	$6	$2	$-
-	-	-	-	-	6	2	-

-	-	-	-	3	-	1	-
-	-	-	-	3	-	1	-
-	-	-	-	(3)	6	1	-

-	-	(1)	(6)	(175)	(1)	(14)	(1)
-	-	-	-	-	-	-	-
-	-	(1)	(6)	(175)	(1)	(14)	(1)

-	-	-	(5)	(72)	(6)	(24)	(4)

$-	$-	$(1)	$(11)	$(250)	$(1)	$(37)	$(5)

S-11

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	ING VP MidCap Opportunities	ING VP Research Enhanced Index	ING VP SmallCap Opportunities	Janus Aspen Aggressive Growth
Net investment income (loss)
Income:
Dividends	$-	$-	$-	$-
Total investment income	-	-	-	-

Expenses:
Mortality and expense risk and other charges	-	-	3	4
Total expenses	-	-	3	4
Net investment income (loss)	-	-	(3)	(4)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3)	(1)	(147)	(264)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(3)	(1)	(147)	(264)

Net unrealized appreciation (depreciation)	(1)	(1)	(133)	27

Net increase (decrease) in net assets resulting from operations	$(4)	$(2)	$(283)	$(241)
See accompanying notes.

S-12

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

Janus Aspen Growth	Janus Aspen International Growth	Janus Aspen Worldwide Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Neuberger Berman AMT Socially Responsive	OCC Accumulation Trust Equity	OCC Accumulation Trust Global Equity

$-	$2	$7	$6	$2	$-	$1	$-
-	2	7	6	2	-	1	-

4	1	5	1	2	-	1	1
4	1	5	1	2	-	1	1
(4)	1	2	5	-	-	-	(1)

(147)	(30)	(201)	(1)	(25)	-	(19)	(3)
-	-	-	-	-	-	1	-
(147)	(30)	(201)	(1)	(25)	-	(18)	(3)

(51)	(29)	(34)	3	(82)	(2)	(7)	(15)

$(202)	$(58)	$(233)	$7	$(107)	$(2)	$(25)	$(19)

S-13
ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	OCC Accumulation Trust Managed	OCC Accumulation Trust Small Cap	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT
Net investment income (loss)
Income:
Dividends	$1	$-	$-	$-
Total investment income	1	-	-	-

Expenses:
Mortality and expense risk and other charges	-	1	-	-
Total expenses	-	1	-	-
Net investment income (loss)	1	(1)	-	-

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3)	(36)	-	-
Capital gains distributions	-	25	-	-
Total realized gain (loss) on investments and capital gains distributions	(3)	(11)	-	-

Net unrealized appreciation (depreciation)	(13)	(39)	-	-

Net increase (decrease) in net assets resulting from operations	$(15)	$(51)	$-	$-
See accompanying notes.

S-14

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Operations (continued)

For the year ended December 31, 2002
(Dollars in thousands)

Putnam VT Diversified Income	Putnam VT Growth and Income	Putnam VT New Opportunities	Putnam VT Small Cap Value	Putnam VT Voyager

$2	$7	$-	$-	$8
2	7	-	-	8

-	2	1	-	6
-	2	1	-	6
2	5	(1)	-	2

-	(19)	(50)	(18)	(209)
-	2	-	-	-
-	(17)	(50)	(18)	(209)

-	(73)	8	-	(80)

$2	$(85)	$(43)	$(18)	$(287)

S-15
ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets

For the year ended December 31, 2002
(Dollars in thousands)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap

Net assets at January 1, 2002	$20	$1,209	$67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	-
Net realized gain (loss) on investments and capital gains distributions	(8)	(180)	(9)
Net unrealized appreciation (depreciation) of investments	1	(301)	(21)
Net increase (decrease) in net assets resulting from operations	(7)	(488)	(30)

Changes from principal transactions:
Net premiums	6	484	41
Surrenders and other withdrawals	(2)	(32)	(6)
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	(5)	51	18
Policy loans	-	(9)	(7)
Contract charges	(3)	(172)	(14)
Increase (decrease) in assets derived from principal transactions	(4)	322	32
Total increase (decrease) in net assets	(11)	(166)	2
Net assets at December 31, 2002	$9	$1,043	$69

See accompanying notes.

S-16

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

Alger American MidCap Growth	Alger American Small Capitalization	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500

$339	$267	$606	$433	$64	$1,576	$804	$2,523

(3)	(2)	6	(2)	6	17	-	16
(52)	(27)	(38)	(82)	(9)	-	(34)	(352)
(94)	(54)	(103)	(76)	5	-	(67)	(262)
(149)	(83)	(135)	(160)	2	17	(101)	(598)

193	123	237	198	25	1,474	443	720
(15)	(3)	(24)	(11)	(7)	(186)	(17)	(51)
-	-	(4)	-	-	-	-	-
(4)	-	-	-	-	-	-	-
203	4	61	(45)	16	(835)	148	(544)
-	(12)	(17)	(3)	(2)	6	(20)	(28)
(64)	(33)	(78)	(57)	(11)	(189)	(97)	(323)
313	79	175	82	21	270	457	(226)
164	(4)	40	(78)	23	287	356	(824)
$503	$263	$646	$355	$87	$1,863	$1,160	$1,699

S-17

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	Fidelity® VIP II Investment Grade Bond	GCG Trust Fully Managed	GCG Trust Mid-Cap Growth

Net assets at January 1, 2002	$618	$13	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	9	-
Net realized gain (loss) on investments and capital gains distributions	4	(2)	(17)
Net unrealized appreciation (depreciation) of investments	38	(4)	-
Net increase (decrease) in net assets resulting from operations	63	3	(17)

Changes from principal transactions:
Net premiums	104	114	18
Surrenders and other withdrawals	(9)	-	-
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	84	284	19
Policy loans	-	-	-
Contract charges	(89)	(22)	(7)
Increase (decrease) in assets derived from principal transactions	90	376	30
Total increase (decrease) in net assets	153	379	13
Net assets at December 31, 2002	$771	$392	$13
See accompanying notes.

S-18

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

ING VP Bond	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock	ING VP Index Plus LargeCap	ING VP Index Plus SmallCap	ING VP Growth Opportunities	ING VP Growth + Value	ING VP High Yield Bond

$ -	$ -	$ -	$ -	$ -	$30	$606	$28

-	-	-	-	-	-	(3)	6
-	-	-	-	(1)	(6)	(175)	(1)
-	-	-	-	-	(5)	(72)	(6)
-	-	-	-	(1)	(11)	(250)	(1)

-	-	1	-	1	22	252	15
-	-	-	-	-	-	(3)	(5)
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
13	3	-	1	-	1	(146)	36
-	-	-	-	-	-	(1)	-
-	-	-	-	-	(6)	(65)	(7)
13	3	1	1	1	17	37	39
13	3	1	1	-	6	(213)	38
$13	$3	$1	$1	$ -	$36	$393	$66

S-19

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	ING VP International Value	ING VP MagnaCap	ING VP MidCap Opportunities

Net assets at January 1, 2002	$126	$14	$9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-
Net realized gain (loss) on investments and capital gains distributions	(14)	(1)	(3)
Net unrealized appreciation (depreciation) of investments	(24)	(4)	(1)
Net increase (decrease) in net assets resulting from operations	(37)	(5)	(4)

Changes from principal transactions:
Net premiums	93	20	16
Surrenders and other withdrawals	(1)	-	-
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	101	11	3
Policy loans	-	-	-
Contract charges	(30)	(5)	(3)
Increase (decrease) in assets derived from principal transactions	163	26	16
Total increase (decrease) in net assets	126	21	12
Net assets at December 31, 2002	$252	$35	$21
See accompanying notes.

S-20

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

ING VP Research Enhanced Index	ING VP SmallCap Opportunities	Janus Aspen Aggressive Growth	Janus Aspen Growth	Janus Aspen International Growth	Janus Aspen Worldwide Growth	Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners

$5	$583	$800	$724	$228	$886	$69	$421

-	(3)	(4)	(4)	1	2	5	-
(1)	(147)	(264)	(147)	(30)	(201)	(1)	(25)
(1)	(133)	27	(51)	(29)	(34)	3	(82)
(2)	(283)	(241)	(202)	(58)	(233)	7	(107)

3	184	326	277	97	318	68	82
-	(2)	(11)	(50)	(3)	(12)	(3)	(1)
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
2	(104)	(185)	(140)	(39)	(203)	112	(19)
-	(2)	(15)	(15)	-	(20)	-	(18)
-	(42)	(91)	(93)	(32)	(96)	(27)	(32)
5	34	24	(21)	23	(13)	150	12
3	(249)	(217)	(223)	(35)	(246)	157	(95)
$8	$334	$583	$501	$193	$640	$226	$326

S-21

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive	OCC Accumulation Trust Equity	CC Accumulation Trust Global Equity

Net assets at January 1, 2002	$ -	$57	$84

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)
Net realized gain (loss) on investments and capital gains distributions	-	(18)	(3)
Net unrealized appreciation (depreciation) of investments	(2)	(7)	(15)
Net increase (decrease) in net assets resulting from operations	(2)	(25)	(19)

Changes from principal transactions:
Net premiums	6	62	25
Surrenders and other withdrawals	-	(2)	(1)
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	15	30	12
Policy loans	-	-	-
Contract charges	(2)	(15)	(5)
Increase (decrease) in assets derived from principal transactions	19	75	31
Total increase (decrease) in net assets	17	50	12
Net assets at December 31, 2002	$17	$107	$96
See accompanying notes.

S-22

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2002
(Dollars in thousands)

OCC Accumulation Trust Managed	OCC Accumulation Trust Small Cap	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Putnam VT Diversified Income	Putnam VT Growth and Income	Putnam VT New Opportunities	Putnam VT Small Cap Value	Putnam VT Voyager

$58	$130	$ -	$ -	$24	$421	$146	$9	$1,020

1	(1)	-	-	2	5	(1)	-	2
(3)	(11)	-	-	-	(17)	(50)	(18)	(209)
(13)	(39)	-	-	-	(73)	8	-	(80)
(15)	(51)	-	-	2	(85)	(43)	(18)	(287)

55	77	1	-	-	128	73	22	350
(2)	(4)	-	-	-	(12)	-	-	(18)
-	-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-
22	45	4	-	-	(10)	(51)	41	(120)
(3)	-	-	-	-	(17)	-	-	(26)
(14)	(28)	(1)	-	(2)	(41)	(19)	(5)	(108)
58	90	4	-	(2)	48	3	58	78
43	39	4	-	-	(37)	(40)	40	(209)
$101	$169	$4	$ -	$24	$384	$106	$49	$811

S-23

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets

For the year ended December 31, 2001
(Dollars in thousands)

	AIM V.I. Dent Demographic Trends	Alger American Growth	Alger American Leveraged AllCap

Net assets at January 1, 2001	$9	$938	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(4)	-
Net realized gain (loss) on investments and capital gains distributions	(1)	63	(7)
Net unrealized appreciation (depreciation) of investments	(5)	(203)	2
Net increase (decrease) in net assets resulting from operations	(6)	(144)	(5)

Changes from principal transactions:
Net premiums	20	654	51
Surrenders and other withdrawals	-	(40)	(1)
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	-	(9)	9
Policy loans	-	(8)	-
Contract charges	(3)	(182)	(11)
Increase (decrease) in assets derived from principal transactions	17	415	48
Total increase (decrease) in net assets	11	271	43
Net assets at December 31, 2001	$20	$1,209	$67
See accompanying notes.

S-24

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets

For the year ended December 31, 2001
(Dollars in thousands)

Alger American MidCap Growth	Alger American Small Capitalization	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Money Market	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500

$205	$273	$506	$377	$51	$522	$582	$1,330

(2)	(2)	5	(2)	7	28	1	2
38	(49)	25	14	(26)	-	3	(129)
(56)	(38)	(55)	(87)	7	-	(104)	(144)
(20)	(89)	(25)	(75)	(12)	28	(100)	(271)

162	127	127	248	35	1,716	412	1,687
-	(1)	(4)	(7)	(2)	(7)	(8)	(5)
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
13	(17)	29	4	(6)	45	3	24
14	-	-	(21)	(2)	-	(4)	-
(35)	(26)	(27)	(93)	-	(728)	(81)	(242)
154	83	125	131	25	1,026	322	1,464
134	(6)	100	56	13	1,054	222	1,193
$339	$267	$606	$433	$64	$1,576	$804	$2,523

S-25

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

	Fidelity® VIP II Investment Grade Bond	GCG Trust Fully Managed	ING VP Growth Opportunities

Net assets at January 1, 2001	$105	$ -	$17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-
Net realized gain (loss) on investments and capital gains distributions	8	-	(4)
Net unrealized appreciation (depreciation) of investments	19	-	(4)
Net increase (decrease) in net assets resulting from operations	30	-	(8)

Changes from principal transactions:
Net premiums	91	2	24
Surrenders and other withdrawals	-	-	-
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	(143)	11	1
Policy loans	18	-	-
Contract charges	517	-	(4)
Increase (decrease) in assets derived from principal transactions	483	13	21
Total increase (decrease) in net assets	513	13	13
Net assets at December 31, 2001	$618	$13	$30
See accompanying notes.

S-26

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

ING VP Growth + Value	ING VP High Yield Bond	ING VP International Value	ING VP MagnaCap	ING VP MidCap Opportunities	ING VP Research Enhanced Index	ING VP SmallCap Opportunities	Janus Aspen Aggressive Growth

$507	$7	$98	$ -	$7	$4	$545	$889

(3)	2	1	-	-	-	(3)	(5)
(29)	(3)	(15)	-	(1)	-	-	(134)
(150)	-	(3)	-	(1)	(1)	(184)	(262)
(182)	(1)	(17)	-	(2)	(1)	(187)	(401)

347	11	58	16	25	2	269	484
(9)	-	-	-	-	-	(7)	(11)
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
14	2	2	-	(5)	-	8	(7)
-	-	-	-	-	-	-	(12)
(71)	9	(15)	(2)	(16)	-	(45)	(142)
281	22	45	14	4	2	225	312
99	21	28	14	2	1	38	(89)
$606	$28	$126	$14	$9	$5	$583	$800

S-27

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

	Janus Aspen Growth	Janus Aspen International Growth	Janus Aspen Worldwide Growth

Net assets at January 1, 2001	$585	$190	$817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	(1)
Net realized gain (loss) on investments and capital gains distributions	(19)	(1)	(8)
Net unrealized appreciation (depreciation) of investments	(151)	(53)	(200)
Net increase (decrease) in net assets resulting from operations	(174)	(53)	(209)

Changes from principal transactions:
Net premiums	434	112	432
Surrenders and other withdrawals	(7)	(2)	(11)
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	(9)	7	(19)
Policy loans	-	-	(6)
Contract charges	(105)	(26)	(118)
Increase (decrease) in assets derived from principal transactions	313	91	278
Total increase (decrease) in net assets	139	38	69
Net assets at December 31, 2001	$724	$228	$886

S-28

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

Neuberger Berman AMT Limited Maturity Bond	Neuberger Berman AMT Partners	Neuberger Berman AMT Socially Responsive	OCC Accumulation Trust Equity	OCC Accumulation Trust Global Equity	OCC Accumulation Trust Managed	OCC Accumulation Trust Small Cap	Putnam Diversified Income

$14	$369	$ -	$16	$86	$35	$77	$25

1	(1)	-	-	(1)	1	-	2
1	10	1	-	-	-	16	(1)
-	(21)	-	(4)	(12)	(3)	(8)	(1)
2	(12)	1	(4)	(13)	(2)	8	-

42	96	(1)	32	18	32	46	-
-	(2)	-	(1)	-	-	(1)	-
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-
8	(3)	-	20	(2)	(2)	(1)	-
-	-	-	-	-	-	14	-
3	(27)	-	(6)	(5)	(5)	(13)	(1)
53	64	(1)	45	11	25	45	(1)
55	52	-	41	(2)	23	53	(1)
$69	$421	$ -	$57	$84	$58	$130	$24

S-29

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

	Putnam VT Growth and Income	Putnam VT New Opportunities	Putnam VT Small Cap Value

Net assets at January 1, 2001	$331	$105	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	-
Net realized gain (loss) on investments and capital gains distributions	(1)	(13)	-
Net unrealized appreciation (depreciation) of investments	(28)	(30)	-
Net increase (decrease) in net assets resulting from operations	(25)	(44)	-

Changes from principal transactions:
Net premiums	142	93	1
Surrenders and other withdrawals	(2)	-	-
Annuity benefits	-	-	-
Death benefits	-	-	-
Transfers between Divisions (including fixed account), net	6	-	8
Policy loans	-	-	-
Contract charges	(31)	(8)	-
Increase (decrease) in assets derived from principal transactions	115	85	9
Total increase (decrease) in net assets	90	41	9
Net assets at December 31, 2001	$421	$146	$9
See accompanying notes.

S-30

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Statement of Changes in Net Assets (continued)

For the year ended December 31, 2001
(Dollars in thousands)

Putnam VT Voyager

$943

(5)
201
(433)
(237)

469
(8)
-
-
(7)
(9)
(131)
314
77
$1,020

S-31
ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements

December 31, 2002

1.	Organization

  ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") was established by ReliaStar Life Insurance Company of New York ("ReliaStar NY" or the "Company") to support the operations of variable life insurance policies ("Policies"). ReliaStar NY is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar NY provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar NY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar NY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar NY.

S-32
ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

1.	Organization (continued)

  At December 31, 2002, the Account had, under Select*Life NY and Estate Design Policies, forty-five investment divisions (the "Divisions"), thirty of which invest in an independently managed mutual fund portfolio and fifteen of which invest in a mutual fund portfolio managed by an affiliate, either ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Variable Products Trust (continued):
AIM VI Dent Demographic Trends Fund	ING VP International Value Portfolio - Class R
The Alger American Fund:	ING VP MagnaCap Portfolio - Class R*
Alger American Growth Portfolio	ING VP MidCap Opportunities Portfolio - Class R
Alger American Leveraged AllCap Portfolio	ING VP Research Enhanced Index Portfolio
Alger American MidCap Growth Portfolio	ING VP SmallCap Opportunities Portfolio - Class R
Alger American Small Capitalization Portfolio	Janus Aspen Series:
Fidelity® Variable Insurance Products Fund:	Janus Aspen Aggressive Growth Series - Institutional Shares
Fidelity® VIP Equity-Income Portfolio - Initial Class	Janus Aspen Growth Portfolio - Institutional Shares
Fidelity® VIP Growth Portfolio Initial Class	Janus Aspen International Growth Portfolio -
Fidelity® VIP High Income Portfolio - Initial Class	Institutional Shares
Fidelity® VIP Money Market Portfolio - Initial Class	Janus Aspen Worldwide Growth Portfolio -
Fidelity® Variable Insurance Products Fund II:	Institutional Shares
Fidelity® VIP II Contrafund® Portfolio - Initial Class	Neuberger Berman Advisers Management Trust:
Fidelity® VIP II Index 500 Portfolio - Initial Class	Neuberger Berman AMT Limited Maturity Bond Portfolio
Fidelity® VIP II Investment Grade Bond Portfolio -	Neuberger Berman AMT Partners Portfolio
Initial Class	Neuberger Berman AMT Socially Responsive Portfolio*
The GCG Trust:	OCC Accumulation Trust:
GCG Trust Fully Managed - Series S*	OCC Accumulation Trust Equity Portfolio
GCG Trust Mid-Cap Growth - Series S**	OCC Accumulation Trust Global Equity Portfolio
ING Income Shares:	OCC Accumulation Trust Managed Portfolio
ING VP Bond Portfolio - Class R**	OCC Accumulation Trust Small Cap Portfolio
ING Partners, Inc.:	Pioneer Variable Contracts Trust:
ING UBS Tactical Asset Allocation Portfolio - Initial Class**	Pioneer Mid Cap Value VCT Portfolio - Class I**
ING Van Kampen Comstock Portfolio - Initial Class**	Pioneer Small Cap Value VCT Portfolio - Class I**
ING Variable Portfolios, Inc.:	Putnam Variable Trust:
ING VP Index Plus LargeCap Portfolio - Class R**	Putnam VT Diversified Income Fund - Class IA Shares
ING VP Index Plus SmallCap Portfolio - Class R**	Putnam VT Growth and Income Fund - Class IA Shares
ING Variable Products Trust:	Putnam VT New Opportunities Fund - Class IA Shares
ING VP Growth Opportunities Portfolio - Class R	Putnam VT Small Cap Value Fund - Class IA Shares*
ING VP Growth + Value Portfolio	Putnam VT Voyager Fund - Class IA Shares
ING VP High Yield Bond Portfolio

*	Investment Division was added in 2001.
**	Investment Division was added in 2002.

S-33

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

1.	Organization (continued)

The names of certain Divisions and Trusts were changed during 2002. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Variable Products Trust:	Pilgrim Variable Products Trust:
ING VP Growth Opportunities	Pilgrim VP Growth Opportunities
ING VP Growth + Value	Pilgrim VP Growth + Value
ING VP High Yield Bond	Pilgrim VP High Yield Bond
ING VP International Value	Pilgrim VP International Value
ING VP MagnaCap	Pilgrim VP MagnaCap
ING VP MidCap Opportunities	Pilgrim VP MidCap Opportunities
ING VP Research Enhanced Index	Pilgrim VP Research Enhanced Index
ING VP SmallCap Opportunities	Pilgrim VP SmallCap Opportunities

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-dividend date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

S-34

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar NY, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar NY.

Policyholder Reserves

  Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar NY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar NY.

3.	Charges and Fees

  Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar NY's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality and Expense Risk and Other Charges

  The monthly deduction includes a cost of insurance charge, a monthly administrative charge, a monthly variable accumulation value charge, a monthly amount charge, and any charges for optional insurance benefits.

  The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the contract. ReliaStar NY currently deducts this charge at an annual rate of 0.40% of the accumulation value of the Policy, in accordance with the terms of the Policy.

S-35

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

3.	Charges and Fees (continued)

Mortality and Expense Risk and Other Charges (continued)

ReliaStar NY deducts a premium charge of 4.75% of each premium payment in Policy years one to ten and 4% after the tenth Policy year.

The monthly administrative charge is currently $7.50 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

Surrender and Lapse Charges

As defined in the Policy, ReliaStar NY assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Contract Charges

  A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policies.

4.	Related Party Transactions

  During the year ended December 31, 2002, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.60% to 1.00% of the average net assets of each respective Fund of the Trusts. Management fees also were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trust.

S-36

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ended December 31,
	2002		2001
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	$5	$9	$18	$1
The Alger American Fund:
Alger American Growth	542	227	734	188
Alger American Leveraged AllCap	60	29	72	21
Alger American MidCap Growth	422	112	494	216
Alger American Small Capitalization	114	37	119	36
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Equity-Income	366	173	199	46
Fidelity® VIP Growth	192	113	250	97
Fidelity® VIP High Income	58	31	110	78
Fidelity® VIP Money Market	2,010	1,724	2,057	1,002
Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Contrafund®	602	146	411	66
Fidelity® VIP II Index 500	857	1,067	2,645	1,180
Fidelity® VIP II Investment Grade Bond	227	116	1,005	520
The GCG Trust:
GCG Trust Fully Managed	421	36	28	15
GCG Trust Mid-Cap Growth	76	46	-	-
ING Income Shares:
ING VP Bond	27	13	-	-
ING Partners, Inc.:
ING UBS Tactical Asset Allocation	3	-	-	-
ING Van Kampen Comstock	1	-	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	1	-	-	-
ING VP Index Plus SmallCap	13	12	-	-
ING Variable Products Trust:
ING VP Growth Opportunities	33	15	27	5
ING VP Growth + Value	230	195	339	61
ING VP High Yield Bond	65	20	44	19
ING VP International Value	219	55	130	78
ING VP MagnaCap	30	4	15	1
ING VP MidCap Opportunities	23	6	23	19
ING VP Research Enhanced Index	7	2	2	-
ING VP SmallCap Opportunities	188	158	285	59

S-37

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

5.	Purchases and Sales of Investment Securities (continued)
	Year Ended December 31,
	2002		2001
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Janus Aspen Series:
Janus Aspen Aggressive Growth	$236	$217	$451	$143
Janus Aspen Growth	215	241	409	100
Janus Aspen International Growth	88	63	108	15
Janus Aspen Worldwide Growth	330	343	398	122
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	216	61	106	51
Neuberger Berman AMT Partners	86	74	100	25
Neuberger Berman AMT Socially Responsive	22	5	16	15
OCC Accumulation Trust:
OCC Accumulation Trust Equity	136	62	69	23
OCC Accumulation Trust Global Equity	37	7	20	7
OCC Accumulation Trust Managed	74	15	33	7
OCC Accumulation Trust Small Cap	188	101	253	198
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	4	-	-	-
Pioneer Small Cap Value VCT	-	-	-	-
Putnam Variable Trust:
Putnam VT Diversified Income	2	2	2	1
Putnam VT Growth and Income	144	92	167	45
Putnam VT New Opportunities	63	61	149	46
Putnam VT Small Cap Value	146	88	9	-
Putnam VT Voyager	347	266	613	100

S-38

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

6.	Changes in Units

The net changes in units outstanding follow:
	Year ended December 31,
	2002	2001
	Net Units Issued (Redeemed)	Net Units Issued (Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	(1,123)	2,491
The Alger American Fund:
Alger American Growth	23,710	25,970
Alger American Leveraged AllCap	6,067	7,347
Alger American MidCap Growth	21,727	8,601
Alger American Small Capitalization	10,515	8,775
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Equity-Income	6,647	4,785
Fidelity® VIP Growth	2,775	4,525
Fidelity® VIP High Income	1,811	1,668
Fidelity® VIP Money Market	16,989	68,433
Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Contrafund®	19,495	12,132
Fidelity® VIP II Index 500	(12,134)	48,655
Fidelity® VIP II Investment Grade Bond	4,901	30,538
The GCG Trust:
GCG Trust Fully Managed	37,015	1,237
GCG Trust Mid-Cap Growth	3,327	-
ING Income Shares:
ING VP Bond	1,252	-
ING Partners, Inc.:
ING UBS Tactical Asset Allocation	410	-
ING Van Kampen Comstock	72	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	83	-
ING VP Index Plus SmallCap	-	-
ING Variable Products Trust:
ING VP Growth Opportunities	4,133	3,688
ING VP Growth + Value	1,476	17,237
ING VP High Yield Bond	4,284	2,583
ING VP International Value	10,610	2,533
ING VP MagnaCap	3,376	1,546
ING VP MidCap Opportunities	3,175	690
ING VP Research Enhanced Index	379	133
ING VP SmallCap Opportunities	298	6,092
Janus Aspen Series:
Janus Aspen Aggressive Growth	645	19,220
Janus Aspen Growth	(3,270)	22,048
Janus Aspen International Growth	2,419	6,283
Janus Aspen Worldwide Growth	(1,983)	18,361

S-39

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

6.	Changes in Units (continued)

	Year ended December 31,
	2002	2001
	Net Units Issued (Redeemed)	Net Units Issued (Redeemed)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	11,535	4,314
Neuberger Berman AMT Partners	764	5,375
Neuberger Berman AMT Socially Responsive	1,903	37
OCC Accumulation Trust:
OCC Accumulation Trust Equity	6,284	3,388
OCC Accumulation Trust Global Equity	2,572	933
OCC Accumulation Trust Managed	5,356	2,043
OCC Accumulation Trust Small Cap	5,949	3,271
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT	487	-
Pioneer Small Cap Value VCT	30	-
Putnam Variable Trust:
Putnam VT Diversified Income	(133)	(100)
Putnam VT Growth and Income	2,090	4,425
Putnam VT New Opportunities	282	3,565
Putnam VT Small Cap Value	4,633	846
Putnam VT Voyager	3,074	10,913

S-40
ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights

  A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends
2002	3	$3.64	$9	-	0.00%	-32.20%
2001	4	$5.36	20	-	0.00%	-32.94%
2000	1	$8.00	9	*	*	*

The Alger American Fund:
Alger American Growth
2002	106	$9.83	1,043	0.04%	0.00%	-32.99%
2001	82	$14.67	1,209	0.34%	0.00%	-11.81%
2000	56	$16.63	938	*	*	*

Alger American Leveraged AllCap
2002	17	$4.19	69	0.01%	0.00%	-33.91%
2001	10	$6.35	67	-	0.00%	-20.66%
2000	3	$8.00	24	*	*	*

AlgerAmerican MidCap Growth
2002	41	$12.14	503	-	0.00%	-29.54%
2001	20	$17.23	339	-	0.00%	-6.52%
2000	11	$18.43	205	*	*	*

S-41

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

The Alger American Fund (continued):
Alger American Small Capitalization
2002	42	$6.32	$ 263	-	0.00%	-26.22%
2001	31	$8.56	267	0.07%	0.00%	-29.51%
2000	22	$12.15	273	*	*	*

Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Equity-Income
2002	30	$21.41	646	1.48%	0.00%	-16.95%
2001	24	$25.78	606	2.24%	0.00%	-4.96%
2000	19	$27.13	506	*	*	*

Fidelity® VIP Growth
2002	19	$18.82	355	0.23%	0.00%	-30.10%
2001	16	$23.93	433	0.10%	0.00%	-17.65%
2000	12	$32.70	377	*	*	*

Fidelity® VIP High Income
2002	8	$11.57	87	8.03%	0.00%	3.44%
2001	6	$15.08	64	14.43%	0.00%	18.96%
2000	4	$12.67	51	*	*	*

Fidelity® VIP Money Market
2002	122	$15.33	1,863	1.65%	0.00%	1.69%
2001	105	$15.08	1,576	4.66%	0.00%	4.19%
2000	36	$14.47	522	*	*	*

S-42

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

Fidelity® Variable Insurance Products Fund II:
Fidelity® VIP II Contrafund®
2002	53	$22.07	$1,160	0.60%	0.00%	-9.35%
2001	33	$24.34	804	1.15%	0.00%	-12.24%
2000	21	$27.74	582	*	*	*

Fidelity® VIP II Index 500
2002	79	$21.61	1,699	1.30%	0.00%	-22.25%
2001	91	$27.80	2,523	1.05%	0.00%	-12.10%
2000	42	$31.62	1,330	*	*	*

Fidelity® VIP II Investment Grade Bond
2002	42	$18.19	771	3.82%	0.00%	10.34%
2001	37	$16.48	618	1.61%	0.00%	8.46%
2000	7	$15.19	105	*	*	*

The GCG Trust:
GCG Trust Fully Managed
2002	38	$10.24	392	6.00%	0.00%	0.48%
2001	1	$10.19	13	**	0.00%	**
2000	**	**	**	**	**	**

GCG Trust Mid-Cap Growth
2002	3	$4.00	13	-	0.00%	-
2001	-	$7.82	-	**	0.00%	**
2000	**	**	**	**	**	**

S-43

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

ING Income Shares:
ING VP Bond
2002	1	$10.75	$13	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Partners, Inc.:
ING UBS Tactical Asset Allocation
2002	-	$8.13	3	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Van Kampen Comstock
2002	-	$8.40	1	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap
2002	-	$8.25	1	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Variable Products Trust:
ING VP Growth Opportunities
2002	10	$3.76	36	-	0.00%	-31.57%
2001	5	$5.49	30	-	0.00%	-38.56%
2000	2	$8.94	17	*	*	*

S-44

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

ING Variable Products Trust (continued):
ING VP Growth + Value
2002	43	$9.25	$393	-	0.00%	-37.33%
2001	41	$14.76	606	-	0.00%	-30.99%
2000	24	$21.39	507	*	*	*

ING VP High Yield Bond
2002	7	$8.91	66	11.27%	0.00%	-1.14%
2001	3	$9.01	28	15.33%	0.00%	0.69%
2000	1	$8.95	7	*	*	*

ING VP International Value
2002	18	$13.72	252	0.96%	0.00%	-15.37%
2001	8	$16.21	126	2.25%	0.00%	-11.67%
2000	5	$18.35	98	*	*	*

ING VP MagnaCap
2002	5	$7.03	35	1.23%	0.00%	-22.76%
2001	2	$9.10	14	**	0.00%	**
2000	**	**	**	**	**	**

ING VP MidCap Opportunities
2002	5	$4.51	21	0.00%	0.00%	-25.86%
2001	1	$6.08	9	0.02%	0.00%	-32.92%
2000	1	$9.06	7	*	*	*
S-45

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

ING Variable Products Trust (continued):
ING VP Research Enhanced Index
2002	1	$9.25	$8	1.58%	0.00%	-22.08%
2001	-	$11.87	5	0.94%	0.00%	-12.23%
2000	-	$13.52	4	*	*	*

ING VP SmallCap Opportunities
2002	18	$18.32	334	-	0.00%	-43.59%
2001	18	$32.47	583	-	0.00%	-29.15%
2000	12	$45.83	545	*	*	*

Janus Aspen Series:
Janus Aspen Aggressive Growth
2002	59	$9.87	583	-	0.00%	-27.93%
2001	58	$13.69	800	-	0.00%	-39.45%
2000	39	$22.61	889	*	*	*

Janus Aspen Growth
2002	53	$9.40	501	-	0.00%	-26.51%
2001	57	$12.80	724	0.11%	0.00%	-24.82%
2000	35	$17.02	585	*	*	*

Janus Aspen International Growth
2002	20	$9.88	193	0.88%	0.00%	-25.58%
2001	17	$13.27	228	1.64%	0.00%	-35.47%
2000	11	$20.57	190	*	*	*

S-46

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

Janus Aspen Series (continued):
Janus Aspen Worldwide Growth
2002	63	$10.16	$640	0.87%	0.00%	-25.50%
2001	65	$13.64	886	0.79%	0.00%	-22.44%
2000	47	$17.59	817	*	*	*

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond
2002	17	$13.29	226	3.95%	0.00%	5.34%
2001	5	$12.62	69	3.25%	0.00%	8.78%
2000	1	$11.60	14	*	*	*

Neuberger Berman AMT Partners
2002	38	$8.58	326	0.51%	0.00%	-24.14%
2001	37	$11.31	421	0.53%	0.00%	-2.83%
2000	32	$11.63	369	*	*	*

Neuberger Berman AMT Socially Responsive
2002	2	$8.70	17	0.00%	0.00%	-14.75%
2001	49	$10.20	-	-	0.00%	-3.58%
2000	12	$10.58	-	*	*	*

OCC Accumulation Trust:
OCC Accumulation Trust Equity
2002	11	$9.91	107	0.62%	0.00%	-21.41%
2001	4	$12.61	57	0.54%	0.00%	-7.02%
2000	1	$13.56	16	*	*	*

S-47

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

OCC Accumulation Trust (continued):
OCC Accumulation Trust Global Equity
2002	9	$10.17	$96	0.45%	0.00%	-17.41%
2001	7	$12.31	84	-	0.00%	-13.82%
2000	6	$14.28	86	*	*	*

OCC Accumulation Trust Managed
2002	10	$9.93	101	1.41%	0.00%	-16.88%
2001	5	$11.94	58	2.42%	0.00%	-4.91%
2000	3	$12.56	35	*	*	*

OCC Accumulation Trust Small Cap
2002	15	$11.21	169	0.06%	0.00%	-21.64%
2001	9	$14.30	130	1.11%	0.00%	8.33%
2000	6	$13.20	77	*	*	*

Pioneer Variable Contract Trust:
Pioneer Mid Cap Value VCT
2002	-	$8.38	4	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Pioneer Small Cap Value VCT
2002	-	$7.62	-	0.00%	0.00%	0.00%
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-48

ReliaStar Life Insurance Company of New York
Variable Life Separate Account I

Notes to Financial Statements (continued)

7.	Financial Highlights (continued)

Division	Units (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

Putnam Variable Trust:
Putnam VT Diversified Income
2002	2	$14.72	$24	8.71%	0.00%	6.20%
2001	2	$13.86	24	11.03%	0.00%	3.82%
2000	2	$13.35	25	*	*	*

Putnam VT Growth and Income
2002	19	$20.01	384	1.68%	0.00%	-18.79%
2001	17	$24.64	421	2.20%	0.00%	-6.16%
2000	13	$26.26	331	*	*	*

Putnam VT New Opportunities
2002	8	$13.91	106	0.00%	0.00%	-30.29%
2001	7	$19.95	146	-	0.00%	-29.99%
2000	4	$28.49	105	*	*	*

Putnam VT Small Cap Value
2002	5	$9.02	49	0.20%	0.00%	-18.06%
2001	1	$11.01	9	**	0.00%	**
2000	**	**	**	**	**	**

Putnam VT Voyager
2002	42	$19.28	811	0.81%	0.00%	-26.34%
2001	39	$26.17	1,020	0.16%	0.00%	-22.24%
2000	28	$33.65	943	*	*	*

*	Not provided for 2000.
**	Not applicable, as investment Division was not available until 2001.
***	Not applicable, as investment Division was not available until 2002.
S-49

ReliaStar Life Insurance Company of New York

Index to Financial Statements

Page

Report of Independent Auditors	F-2

Financial Statements:

Income Statements for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000	F-3

Balance Sheets as of December 31, 2002 and 2001	F-4

Statements of Changes in Shareholder's Equity for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eight months ended August 31, 2000	F-5

Statements of Cash Flows for the years ended December 31, 2002 and 2001, four months ended December 31, 2000 and eights months ended August 31, 2000	F-6

Notes to Financial Statements	F-7

F-1

Report of Independent Auditors

The Board of Directors
ReliaStar Life Insurance Company of New York

  We have audited the accompanying balance sheets of ReliaStar Life Insurance Company of New York as of December 31, 2002 and 2001 ("Successor Company"), and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for the years ended December 31, 2002 and 2001, and for the period from September 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to August 31, 2000 ("Preacquisition Company"). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, and for the period from September 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the result of its operations and its cash flows for the period from January 1, 2000 to August 31, 2000, in conformity with accounting principles generally accepted in the United States.

  As discussed in Note 1 to the financial statements, effective September 1, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of ReliaStar Financial Corp., ReliaStar Life Insurance Company of New York's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003
F-2

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

Income Statements
(Millions)

				Preacquisition
	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Eight months ended August 31,
	2002	2001	2000	2000
Revenues:
Premiums	$66.2	$60.2	$19.8	$28.1
Fee income	94.3	90.4	31.8	63.3
Net investment income	130.8	142.3	48.3	97.7
Net realized capital gains (losses)	(2.7)	10.6	0.5	1.3
Other income	11.7	7.6	1.7	5.9
Total revenue	300.3	311.1	102.1	196.3

Benefits, losses and expenses:
Benefits:
Interest credited and other benefits to policyholders	181.1	158.6	59.1	101.8
Underwriting, acquisition, and insurance expenses:
General expenses	36.2	51.5	15.7	32.4
Amortization:
Deferred policy acquisition costs and value of business acquired	32.6	26.5	10.1	21.5
Goodwill	-	22.6	2.8	5.8
Total benefits, losses and expenses	249.9	259.2	87.7	161.5
Income before income taxes	50.4	51.9	14.4	34.8
Income tax expense	17.8	26.1	7.4	12.0
Income before cumulative effect of change in accounting principle	32.6	25.8	7.0	22.8
Cumulative effect of change in accounting principle	(865.0)	-	-	-
Net income (loss)	$(832.4)	$25.8	$7.0	$22.8

See Notes to Financial Statements

F-3
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

Balance Sheets
(Millions, except share data)

	December 31, 2002	December 31, 2001
Assets
Investments:
Fixed maturities, available for sale, at fair value (amortized cost of $1,523.0 at 2002 and $1,441.3 at 2001)	$1,601.5	$1,486.2
Equity securities, at fair value (cost of $4.4 at 2002 and $3.6 at 2001)	4.4	6.0
Mortgage loans on real estate	243.6	265.5
Policy loans	85.2	85.0
Short-term investments	55.6	5.4
Other investments	11.9	6.8
Securities pledged to creditors (amortized cost of $0.9 at 2002 and $13.9 at 2001)	0.9	13.9
Total investments	2,003.1	1,868.8

Cash and cash equivalents	2.4	(17.5)
Short term investments under securities loan agreement	-	15.1
Accrued investment income	19.3	21.9
Accounts and notes receivable	6.9	7.7
Reciprocal loan with affiliate	-	47.1
Reinsurance recoverable	54.6	51.6
Deferred policy acquisition costs	61.3	26.0
Value of business acquired	48.2	64.7
Goodwill (net of accumulated amortization of $31.2 at 2001) and 2001)	-	865.0
Deferred income taxes	26.1	46.5
Other assets	5.2	3.6
Assets held in separate accounts	429.4	487.4
Total assets	$2,656.5	$3,487.9

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Future policy benefits and claims reserves	$ 1,595.6	$1,550.5
Unearned premiums	0.2	0.9
Other policy claims and benefits payable	26.6	40.7
Other policyholder's funds	23.3	17.3
Total policy liabilities and accruals	1,645.7	1,609.4

Payables under securities loan agreement	-	15.1
Current income taxes	12.3	-
Other borrowed money	74.2	75.4
Other liabilities	69.1	87.9
Liabilities related to separate accounts	429.4	487.4
Total liabilities	2,230.7	2,275.2

Shareholder's equity:
Common stock (1,377,863 shares authorized, issued and outstanding; $2.00 per share par value)	2.8	2.8
Additional paid-in capital	1,225.6	1,194.6
Accumulated other comprehensive income	35.4	6.5
Retained earnings (deficit)	(838.0)	8.8
Total shareholder's equity	425.8	1,212.7
Total liabilities and shareholder's equity	$2,656.5	$3,487.9
See Notes to Financial Statements

F-4
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)

Statements of Changes in Shareholder's Equity
(Millions)
	Common Stock	Additional Paid-in-Capital	Accumulated Other Comprehen-sive Income (loss)	Retained Earnings (Deficit)	Total Share-holder's Equity
Balance at December 31, 1999	$2.8	$ 235.2	$(9.4)	$ 213.0	$ 441.6
Dividends to Shareholder	-	-	-	(6.0)	(6.0)
Comprehensive income:
Net income	-	-	-	22.8	22.8
Other comprehensive income net of tax: Unrealized (loss) on securities ($(1.6) pretax)	-	-	(1.0)	-	(1.0)
Comprehensive income					21.8
Balance at August 31, 2000	2.8	235.2	(10.4)	229.8	457.4
Purchase Accounting Adjustment	-	959.4	10.4	(229.8)	740.0
Dividends to Shareholder	-	-	-	(6.0)	(6.0)
Comprehensive income:
Net income	-	-	-	7.0	7.0
Other comprehensive income net of tax: Unrealized gain on securities ($14.5 pretax)	-	-	9.4	-	9.4
Comprehensive income					16.4
Balance at December 31, 2000	2.8	1,194.6	9.4	1.0	1,207.8
Dividends to Shareholder	-	-	-	(18.0)	(18.0)
Comprehensive income:
Net income	-	-	-	25.8	25.8
Other comprehensive income net of tax: Unrealized (loss) on securities ($(4.5) pretax)	-	-	(2.9)	-	(2.9)
Comprehensive income					22.9
Balance at December 31, 2001	2.8	1,194.6	6.5	8.8	1,212.7
Capital contribution	-	31.4	-	-	31.4
Other	-	(0.4)	-	-	(0.4)
Dividends to Shareholder	-	-	-	(14.4)	(14.4)
Comprehensive income:
Net loss	-	-	-	(832.4)	(832.4)
Other comprehensive income net of tax: Unrealized gain on securities ($45.1 pretax)	-	-	28.9	-	28.9
Comprehensive (loss)					(803.5)
Balance at December 31, 2002	$2.8	$1,225.6	$35.4	$(838.0)	$ 425.8

See Notes to Financial Statements F-5
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Statements of Cash Flows
(Millions)
				Preacquisition
	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Eight months ended August 31,
	2002	2001	2000	2000
Cash Flows from Operating Activities:
Net income (loss)	$ (832.4)	$ 25.8	$ 7.0	$ 22.8
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to insurance	45.5	43.0	21.1	44.5
Future policy benefits	(75.3)	(77.9)	(35.9)	(81.5)
Net realized capital (gains) losses	2.7	(10.6)	(0.5)	(1.3)
Increase (decrease) in receivables and payables	(29.1)	28.9	12.5	24.1
(Increase) decrease in deferred policy acquisition costs	(19.7)	(34.1)	(14.8)	(18.5)
(Increase) decrease in value of business acquired	16.7	26.5	10.1	21.5
Amounts due to related parties	49.9	(58.4)	(4.0)	12.7
Provision for deferred income taxes	3.5	2.4	12.8	(2.4)
Impairment of goodwill	865.0	-	-	-
Amortization of goodwill	-	22.6	2.8	5.8
Other	(1.6)	(30.9)	(8.9)	4.6
Net cash provided by (used for) operating activities	25.2	(62.7)	2.2	32.3

Cash Flows from Investing Activities:
Proceeds from the sale of:
Fixed maturities available for sale	2,248.5	1,277.5	74.7	113.7
Equity securities	-	1.0	-	-
Mortgages	-	-	52.0	19.2
Investment maturities and collections of:
Fixed maturities available for sale	-	77.0	154.5	69.4
Short-term investments	-	-	-	3.8
Mortgage loans	21.9	10.2	-	-
Acquisition of investments:
Fixed maturities available for sale	(2,290.5)	(1,371.2)	(251.6)	(169.4)
Equity securities	(0.8)	-	-	-
Short-term investments	(35.1)	(2.1)	(13.0)	-
Mortgages	-	(29.5)	(1.4)	-
Increase (decrease) in policy loans	(0.2)	(0.6)	(0.6)	-
Other, net	(5.1)	(1.8)	4.0	(1.4)
Net cash provided by (used for) investing activities	(61.3)	(39.5)	18.6	35.3

Cash Flows from Financing Activities:
Deposits and interest credited for investment contracts	149.0	145.2	49.2	88.8
Maturities and withdrawals from insurance contracts	(83.2)	(130.9)	(60.9)	(156.5)
Increase in borrowed money	(1.2)	-	-	-
Dividends to shareholder	(14.4)	(18.0)	(6.0)	(6.0)
Increase in borrowed money	-	90.5	-	-
Net cash provided by (used for) financing activities	50.2	86.8	(17.7)	(73.7)

Net increase (decrease) in cash and cash equivalents	14.1	(15.4)	3.1	(6.1)
Cash received from first Golden	5.8	-	-	-
Cash and cash equivalents, beginning of period	(17.5)	(2.1)	(5.2)	0.9
Cash and cash equivalents, end of period	$ 2.4	$ (17.5)	$ (2.1)	$ (5.2)

See Notes to Financial Statements

F-6

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

1.	Significant Accounting Policies

Principles of Consolidation

  ReliaStar Life Insurance Company of New York ("RLNY" or the "Company") is a wholly-owned subsidiary of Security-Connecticut Life Insurance Company ("Security-Connecticut") which is a wholly-owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar Life") ultimately owned by ING Groep, N.V. ("ING").

  On September 1, 2000, ING America Insurance Holdings, Inc., ("ING AIH") an indirect wholly-owned subsidiary of ING, acquired ReliaStar, of which the Company is part for approximately $6 billion. The purchase price was comprised of approximately $5.1 billion in cash and the assumption of $917 million of outstanding debt and other net liabilities.

  For accounting purposes, the acquisition was accounted for using the purchase method. The application of the purchase method, including the recognition of goodwill, is being pushed down and reflected on the financial statements of ReliaStar's subsidiaries, including the Company. The Balance Sheet changes related to accounting for this acquisition were non-cash in nature and accordingly have been excluded from the preacquisition statement of cash flows.

  The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net decrease to assets before allocation of goodwill. The net decrease to assets reflects the write off of deferred policy acquisition costs ("DPAC") of $166.1 million, which was the balance as of August 31, 2000, the establishment of present value of future profits ("PVFP") of $112.4 million and a net increase of other assets of $5.0 million. Goodwill resulting from the transaction attributable to the Company was approximately $896.2 million and was amortized over 40 years prior to January 1, 2002. PVFP resulting from the transaction is being amortized over the years that it is anticipated such profits will be received.

  Unaudited pro forma income from continuing operations and net income of the Company for the period from January 1, 2000 to August 31, 2000, assuming that the acquisition of the Company occurred at the beginning of the period, would have been approximately $8.5 million. The pro forma adjustments, which do no affect revenues, reflect primarily goodwill amortization.

  On April 1, 2002, ReliaStar Life acquired First Golden American Life Insurance Company of New York ("First Golden"), an affiliated entity, for a purchase price of $27.7 million in cash and $0.2 million in receivables. The purchase price was based on First Golden's statutory-basis book value. ReliaStar Life contributed First Golden to Security-Connecticut at GAAP book value. Security-Connecticut contributed First Golden to RLNY and First Golden was dissolved into RLNY at GAAP book value. The contribution of First Golden to RLNY was recorded as an increase to stockholder's equity of $31.4 million which equaled First Golden's April 1, 2002 GAAP book value. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

  Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business

F-7

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  Combinations." In accordance with Opinion No. 16, the statement of financial position and other financial information is presented as of the beginning of the period ended December 31, 2002, as though the assets and liabilities had been transferred at January 1, 2002 on a combined basis. Prior year information was not restated due to the immateriality of the First Golden amounts to the prior periods.

Description of Business

  The Company is principally engaged in the business of providing life insurance and related financial services products. The Company provides and distributes individual life insurance and annuities; employee benefit products and services and retirement plans. The Company operates primarily in the United States and is authorized to conduct business in all 50 states and the District of Columbia.

New Accounting Standards

Accounting for Goodwill and Intangible Assets

  In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, Accounting for Goodwill and Other Intangible Assets, effective for fiscal years beginning after December 15, 2001. Under the new statement, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new statement. Other intangible assets will continue to be amortized over their estimated useful lives.

  As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

  The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss upon adoption of $865.0 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Income Statement.

  The Company adopted the new statement effective January 1, 2002. Application of the nonamortization provisions of the new statement resulted in an increase in net income of $22.6 million for the year ended December 31, 2002. The Company performed the first of the required impairment tests for goodwill as of January 1, 2002.

F-8

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  Had the Company been accounting for its goodwill under FAS No.142 for all periods presented, the Company's net income for the year ended December 31, 2001, four months ended December 31, 2000 and eight months ended August 31, 2000 would have been as follows:

(Millions)	Year ended December 31, 2001	Four months ended December 31, 2000	Preacquisition Eight months ended August 31, 2000
Reported net income	$25.8	$7.0	$22.8
Add back goodwill amortization	22.6	2.8	5.8
Adjusted net income	$48.4	$9.8	$28.6

Accounting for Derivative Instruments and Hedging Activities

  In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities" - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FAS No. 133, and certain FAS No.133 implementation issues." This Standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

  The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002 or 2001.

F-9

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

Future Accounting Standards

Guarantees

  In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of it guarantees and believes that all of its significant guarantees are excluded from the scope of this interpretation.

Embedded Derivatives

  The FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement No. 133 Implementation Issue B36, "Embedded Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its financial positions, results of operations, or cash flows.

Variable Interest Entities

  In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

F-10

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs. The Company does have an investment in P&F Loan Trust ("P&F") in the amount of $5 million as of December 31, 2002. P&F is a private CDO issued in 1997, to invest in a total return swap on a $299 million pool of leveraged loans. ING, through its affiliates, owns $55 million of the P&F securities, which represents ING's maximum exposure to loss. ING has been determined by management to be the primary beneficiary. Since all of the ING entities owning the P&F are insurance entities and none of their operations are more closely related to the operations of P&F; the affiliated entity owing the most significant portion will consolidate this VIE. Security Life of Denver ("SLD"), an affiliate, will be the primary beneficiary and consolidator of P&F Loan Trust.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Use of Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

  All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the fair value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

F-11

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than book value and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

  Realized capital gains and losses on investments are reflected on the Company's results of operations. Unrealized capital gains and losses on investments are reflected in shareholder's equity, net of related income taxes.

  Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

  The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income.

The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates.

  In accordance with FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," general account securities on loan are reflected on the Balance Sheets as "securities pledged to creditors", which includes the following:

December 31, 2002 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Total securities pledged to creditors	$0.9	$ -	$ -	$0.9

December 31, 2001 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Total securities pledged to creditors	$13.9	$ -	$ -	$13.9

F-12
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

  Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

  Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss

Policy loans are carried at unpaid principal balances, net of impairment reserves.

  Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

  The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

  On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs and Value of Business Acquired

  Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS
F-13
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

No. 97, "Accounting and Reporting by Insurance enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investment" ("FAS No. 97").

  Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

  Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:
(Millions)
Balance at December 31,2001	$64.7
Adjustment for FAS No. 115	(4.0)
Additions	4.5
Interest accrued at 7%	1.1
Amortization	(18.1)
Balance at December 31,2002	$48.2

  The estimated amount of VOBA to be amortized, net of interest, over the next five years is $13.2 million, $7.6 million, $6.0 million, $5.1 million and $4.9 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

  As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $1.5 million before tax, or $1.0 million, net of $0.5 million of federal income tax benefit.

Policy Liabilities and Accruals

  Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

F-14
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 5.0% to 7.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

  Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 7.5% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

Revenue Recognition

  For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

Separate Accounts

  Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of policyholders or contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such policyholders or contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

  Separate Account assets supporting variable options under universal life policies and annuity contracts are invested, as designated by the contractholder or policyholder (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

F-15

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $0.1 million and of $0.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

  Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

  The Company utilizes reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

Income Taxes

  The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

F-16
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

2.	Investments

Fixed maturities available for sale as of December 31 were as follows:

2002 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government and government agencies and authorities	$96.6	$1.8	$ -	$98.4

States, municipalities and political subdivisions	1.7	0.1	-	1.8

U.S. corporate securities:
Public utilities	104.3	8.0	1.1	111.2
Other corporate securities	805.3	67.7	10.5	862.5
Total U.S. corporate securities	909.6	75.7	11.6	973.7

Foreign securities:
Government	3.4	0.4	-	3.8
Total foreign securities	3.4	0.4	-	3.8

Mortgage-backed securities	367.4	8.2	0.1	375.5

Other asset-backed securities	145.2	9.0	5.0	149.2

Total fixed maturities, including fixed maturities pledged to creditors	1,523.9	95.2	16.7	1,602.4
Less: Fixed maturities pledged to creditors	0.9	-	-	0.9

Fixed maturities	$1,523.0	$95.2	$16.7	$1,601.5

F-17
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

2001 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government and government agencies and authorities	$5.8	$0.1	$-	$5.9

States, municipalities and political subdivisions	4.3	0.3	-	4.6

U.S. corporate securities:
Public utilities	67.0	3.0	0.4	69.6
Other corporate securities	785.3	37.5	8.7	814.1
Total U.S. corporate securities	852.3	40.5	9.1	883.7

Foreign securities:
Government	0.1	-	-	0.1
Total foreign securities	0.1	-	-	0.1

Mortgage-backed securities	296.6	7.0	0.1	303.5

Other asset-backed securities	296.1	13.6	7.4	302.3

Total fixed maturities, including fixed maturities pledged to creditors	1,455.2	61.5	16.6	1,500.1
Less: Fixed maturities pledged to creditors	13.9	-	-	13.9

Fixed maturities	$1,441.3	$61.5	$16.6	$1,486.2

  The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

(Millions)	Amortized Cost	Fair Value
Due to mature:
One year or less	$ -	$ -
After one year through five years	223.2	237.1
After five years through ten years	457.8	490.4
After ten years	330.3	350.3
Mortgage-backed securities	367.4	375.4
Other asset-backed securities	145.2	149.2
Less: Fixed maturities securities pledged to creditor	0.9	0.9
Fixed maturities	$1,523.0	$1,601.5
At December 31, 2002 and 2001, fixed maturities with carrying values of $4.7 million and $4.1 million, respectively, were on deposit as required by regulatory authorities.

  Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase

F-18
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as a component of other borrowed money on the Balance Sheets.

  The repurchase obligation totaled $73.1 million and $77.5 million at December 31, 2002 and 2001, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002 or 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

  During 2002, the Company determined that twenty two fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $11.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $25.9 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.9 million to reduce the carrying value of the fixed maturities to their fair value of $11.4 million.

3.	Financial Instruments

Estimated Fir Value

  The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

  FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bonds. Fair values for privately placed bonds are determined through

F-19
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

  Equity securities: Fair values of these securities are based upon quoted market value. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

  Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

  Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

  Investment contract liabilities: The fair values for deferred annuities are estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

  The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes retirement plan deposits, approximate those liabilities' fair value.

Claim and other deposit funds: The carrying amounts for claim and other deposit funds approximate the liabilities' fair values.

Other financial instruments reported as liabilities: The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

F-20
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:
	2002		2001
(Millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities	$1,601.5	$1,601.5	$1,486.2	$1,486.2
Equity securities	4.4	4.4	6.0	6.0
Mortgage loans on real estate	243.6	275.6	265.5	280.2
Policy loans	85.2	85.2	85.0	85.0
Cash and short-term investments	58.0	58.0	3.0	3.0
Assets held in separate accounts	429.4	429.4	487.4	487.4
Liabilities:
Investment contract liabilities:
Deferred annuities	(411.3)	(409.6)	(420.7)	(417.5)
Supplementary contracts and immediate annuities Without a fixed maturity	(13.1)	(13.1)	(21.8)	(22.7)
Liabilities related to separate accounts	(429.4)	(429.4)	(487.4)	(487.4)

  Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.	Net Investment Income

Sources of net investment income were as follows:

				Preacquisition
	Year-ended December 31,	Year-ended December 31,	Four months ended December 31,	Eight months ended August 31,
(Millions)	2002	2001	2000	2000
Fixed maturities	$108.7	$116.2	$36.2	$78.6
Equity securities	-	0.1	-	0.4
Mortgage loans	20.7	21.4	7.5	16.3
Policy loans	5.9	6.4	2.0	3.8
Short term investments and cash equivalents	0.3	1.4	1.5	0.1
Other	(0.7)	1.2	0.7	0.3
Gross investment income	134.9	146.7	47.9	99.5
Less: investment (expenses) income	(4.1)	(4.4)	0.4	(1.8)
Net investment income	$130.8	$142.3	$48.3	$97.7
F-21

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

5.	Dividend Restrictions and Shareholder's Equity

The Company paid $14.4 million and $18.0 million in cash dividends to its Parent in 2002 and 2001, respectively. Of the $14.4 million paid in 2002, $0.0 million was accrued for in 2001.

The Company did receive capital contributions in 2002. In 2002, the amount contributed ($31.4 million) from Security-Connecticut related to the First Golden merger (refer to Note 1).

  The Company's ability to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of the State of New York. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.

  Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company. Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of (i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.

  The underlying statutory capital and surplus of the Company was $267.0 million and $214.6 million at December 31, 2002 and 2001, respectively. Statutory net income was $18.0 million, $11.0 million and $6.1 million for the years ended December 31, 2002, 2001 and 2000, respectively.

  As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

  For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $11.9 million.

  The Company maintains a $97.4 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $30.0 million revolving note facility with Bank of New York and a $30.0 million revolving note facility with SunTrust Bank which expires on July 30, 2003.

F-22
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

6.	Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:
	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Preacquisition
				Eight months ended August 31,
(Millions)	2002	2001	2000	2000
Fixed maturities	$(2.5)	$11.8	$0.5	$1.3
Equity securities	0.2	(0.4)	-	-
Other investments	(0.4)	(0.8)	-	-
Pretax realized capital gains (losses)	$(2.7)	$10.6	$0.5	$1.3
After-tax realized capital gains (losses)	$(1.8)	$6.9	$0.3	$0.9
Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:
				Preacquisition
	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Eight months ended August 31
(Millions)	2002	2001	2000	2000
Proceeds on sales	$2,248.5	$1,277.5	$74.7	$113.7
Gross gains	39.7	24.8	1.2	2.4
Gross losses	42.2	13.0	0.7	1.1

  Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors) were as follows:

	As of December 31,	As of December 31,	As of December 31,	Preacquisition
				As of August 31,
(Millions)	2002	2001	2000	2000
Fixed maturities	$33.6	$15.7	$47.9	$(3.7)
Equity securities	0.1	0.1	0.4	-
Other investments	11.4	(20.3)	(17.1)	2.1
	45.1	(4.5)	30.4	(1.6)
Less: Increase (decrease) in deferred income taxes	16.2	(1.6)	10.6	(0.6)
Net changes in accumulated other comprehensive income (loss)	$28.9	$(2.9)	$19.8	$(1.0)

F-23

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Preacquistion Eight months ended August 31,
(Millions)	2002	2001	2000	2000
Net unrealized capital gains (losses):
Fixed maturities	$ 78.5	$ 44.9	$ 29.2	$(18.7)
Equity securities	-	(0.1)	(0.2)	0.2
Other	(23.5)	(34.9)	(14.6)	2.5
	55.0	9.9	14.4	(16.0)
Less: Deferred income taxes	19.6	3.4	5.0	(5.6)
Net accumulated other comprehensive income (loss)	$ 35.4	$ 6.5	$ 9.4	$(10.4)

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Eight months ended August 30,
(Millions)	2002	2001	2000	2000
Unrealized holding gains (losses) arising the year (1)	$30.6	$(9.7)	$20.4	$0.7
Less: reclassification adjustment for gains (losses) and other items included in net income (2)	(1.7)	6.8	0.6	1.7
Net unrealized gains (losses) on securities	$28.9	$(2.9)	$19.8	$(1.0)

(1)

  Pretax unrealized holding gains (losses) arising during the year were $47.1 million, $(14.9) million, $31.4 million and $1.1 million for the years ended December 31, 2002 and 2001, the four months ended December 31, 2000 and the eight months ended August 30, 2000, respectively.

(2)

  Pretax reclassification adjustments for gains (losses) and other items included in net income were $2.6 million, $10.5 million, $0.9 and $2.6 million for the years ended December 31, 2002 and 2001, the four months ended December 31, 2000 and the eight months ended August 30, 2000, respectively.

F-24
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

7.	Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

(Millions)	2002	2001	2000
Balance at January 1	$14.5	$14.1	$15.8
Less reinsurance recoverables	13.4	11.1	10.9
Net balance at January 1	1.1	3.0	4.9
Incurred related to:
Current year	1.1	0.6	1.0
Prior years	1.2	0.5	(0.8)
Total incurred	2.3	1.1	0.2
Paid related to:
Current year	(0.2)	0.5	0.4
Prior years	0.3	2.5	1.7
Total Paid	0.1	3.0	2.1
Net balance at December 31	3.3	1.1	3.0
Plus reinsurance recoverables	14.2	13.4	1.1
Balance at December 31	$17.5	$14.5	$14.1

8.	Income Taxes

  The Company files a consolidated federal income tax return with ReliaStar Life Insurance Company, Northern Life Insurance Company and Security-Connecticut Life Insurance Company. The Company is allocated an amount approximating the tax the member would have incurred were it not a member of a consolidated group and shall receive benefit for the use of its tax saving attributes used in the consolidated return.

Income taxes from continuing operations consist of the following:

	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Preacquisition Eight months Ended August 31,
(Millions)	2002	2001	2000	2000
Current taxes (benefits):
Federal	$14.3	$23.7	$(5.4)	$14.4
Total current taxes (benefits)	14.3	23.7	(5.4)	14.4
Deferred taxes (benefits):
Federal	3.5	2.4	12.8	(2.4)
Total deferred taxes (benefits)	3.5	2.4	12.8	(2.4)
Total	$17.8	$26.1	$7.4	$12.0

F-25
ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Preacquisition Eights months ended August 31,
(Millions)	2002	2001	2000	2000
Income from continuing operations before income taxes	$50.4	$51.9	$14.4	$34.8
Tax rate	35%	35%	35%	35%
Application of the tax rate	17.6	18.2	5.0	12.2
Tax effect of:
Goodwill amortization	-	7.9	2.6	0.2
Other	0.2	-	(0.2)	(0.4)
Income taxes	$17.8	$26.1	$7.4	$12.0

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

(Millions)	2002	2001
Deferred tax assets:
Deferred policy acquisition costs	$4.8	$12.2
Insurance reserves	53.9	25.2
Investment losses	3.7	12.7
Legal reserve	5.3	10.9
Other	4.6	18.7
Total gross assets	72.3	79.7

Deferred tax liabilities:
Present value of future profits	(24.9)	(24.7)
Net unrealized capital gains	(19.6)	(3.4)
Other	(1.7)	(5.1)
Total gross liabilities	(46.2)	(33.2)
Net deferred tax asset	$26.1	$46.5

  Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2002 and 2001, no valuation allowance was required for unrealized capital gains and losses.

  The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $11.3 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

F-26

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through 1999. There were no material adjustments made as a result of the examinations. The Service has commenced its examinations for the years 2000 and 2001.

9.	Employee Benefit Plans

Pension Plans

  Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Reliastar Financial Corporation and its Subsidiaries ("Reliastar Plan"), a qualified, defined contribution pension plan. The Companies were allocated their share of the pension liability associated with their employees. Costs charged to expense for the Reliastar Plan for the year ended December 31, 2001, four months ended December 31, 2000 and eight months ended August 31, 2000 were $0.6 million, $0.08 million, and $0.02 million, respectively.

  As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING AIH, including the Reliastar Plan, were merged into the ING Americas Retirement Plan. Each subsidiary transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the subsidiaries capital contributions, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $0.5 million for 2002.

ING Savings Plan and ESOP

  Substantially all employees of the Company are eligible to participate in The ING Savings Plan and ESOP, a qualified profit sharing and stock bonus plan. The ING Savings Plan allows designated contributions, which are matched up to 5% of compensation by ING, to be invested in a variety of financial instruments. Pretax charges of operations of the Company for the ING Savings plan were $0.3 million, in 2002; $0.4 million in 2001 for charges from the ING Savings Plan and the predecessor plan, and $0.16 million and $0.04 million for the four months ended December 31, 2000 and eight months ended August 31, 2000, respectively, for charges from the predecessor plan.

Other Postretirement Benefits

  Through a plan sponsored by an affiliate, the Company provides certain health care and life insurance benefits to retired employees and their eligible dependents ("Postretirement Plan"). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

  A credit totaling $105,000, $26,000, $11,000, and $21,000 were allocated to the Company for its portion of the cost of the Postretirement Plan for the period ended December 31, 2002 and 2001, the four months ended December 31, 2000, and eight months ended August 31, 2000, respectively.

F-27

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

Stock Incentive Plan

  Prior to the acquisition by ING of the Company's then ultimate parent company, ReliaStar Financial Corp., on September 1, 2000, officers and key employees of the Company participated in the stock incentive plans of ReliaStar Life Insurance Company. No compensation expense for stock-based compensation plans has been allocated to the Company.

10.	Related Party Transactions

Investment Advisory

  The Company entered into an asset management agreement with ING Investment Management, LLC ("IIM"), an affiliate, January 1, 2001, under which IIM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2002 and 2001, the Company incurred fees of $2.2 million and 2.1 million, respectively, under this agreement.

Reciprocal Loan Agreement

  RLNY maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires January 27, 2003, RNLY and ING AIH can borrow up to $97.4 million from one another.

  Interest on any RNLY borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, which commenced in 2002, RNLY incurred interest expense of $0.05 million and interest income of $0.3 million for the period ended December 31, 2002.

11.	Reinsurance

The Company utilizes excess or quota share treaties to reduce its exposure to large losses. The Company will only retain amounts not exceeding the Company's retention limits as stated below.

  At December 31, 2002, RLNY had reinsurance treaties with fifty-four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

  The Company's retention limit is $300,000 per insurable life for individual retail coverage. For group coverage and individual payroll deduction coverage, the retention is $300,000 (prior to July 1, 2002) or $500,000 (after July 1, 2002) per life with per occurrence limitations, subject to certain maximums. Reinsurance premiums, commissions and expense reimbursements related to reinsured business are accounted for on bases consistent with those used in accounting for the

F-28

ReliaStar Life Insurance Company of New York
(A wholly-owned subsidiary of Security-Connecticut Life Insurance Company)
Notes to Financial Statements

  original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risk assumed. RLNY obtained letters of credit in the amounts of $3.0 million from Fleet Bank, $0.8 million from U.S. Bank, $3.8 million from Bank One and $0.5 from Mellon Bank.

The effect of reinsurance on premiums and recoveries was as follows:

	Year ended December 31,	Year ended December 31,	Four months ended December 31,	Preacquisition Eight months ended August 31,
(Millions)	2002	2001	2000	2000
Direct Premiums Federal	$100.6	$87.3	$30.9	$54.5
Reinsurance assumed	4.0	3.3	1.3	1.6
Reinsurance ceded	(38.4)	(30.4)	(12.4)	(28.0)
Net Premiums	66.2	60.2	19.8	28.1
Reinsurance Recoveries	$21.3	$29.2	$3.0	$15.4

12.	Commitments and Contingent Liabilities

Leases

  For the year ended December 31, 2002, rent expense for leases was $0.3 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $0.2 million, $0.1 million, $0.1 million, $0.1 million and $0.1 million, respectively, and $0.0 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

  Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the

  Value of the securities underlying the commitments. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund subscriptions of $26.2 million and $17.6 million, respectively.

Litigation

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

F-29

QUARTERLY DATA (UNAUDITED)

2002 (Millions)	First	Second	Third	Fourth
Total Revenue	$63.1	$82.0	$84.7	$70.5
Income (loss) before income taxes	(1.7)	30.3	19.0	2.8
Less: Income tax expense (benefit)	(0.8)	10.6	6.9	1.1
Income (loss) before cumulative effect of change in accounting principle	(0.9)	19.7	12.1	1.7
Cumulative effect of change in accounting principle	-	-	-	(865.0)
Net income (loss)	$(0.9)	$19.7	$12.1	$(863.3)
2001 (Millions)	First	Second	Third	Fourth
Total Revenue	$78.0	$77.2	$78.1	$77.8
Income before income taxes	7.5	11.6	3.9	28.9
Less: Income tax expense	4.6	6.0	3.3	12.2
Net income	$2.9	$5.6	$0.6	$16.7

F-30

333-47527	May 2003
PART C
OTHER INFORMATION

Item 27	Exhibits

(a)	(1)

  Resolution of Board of Directors of ReliaStar Life Insurance Company of New York establishing the ReliaStar Life Insurance Company of New York Variable Life Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

  Resolution of Board of Directors of ReliaStar Life Insurance Company of New York changing the name of ReliaStar Life Insurance Company of New York Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-47257, as filed on March 6, 1998.)

(b)	Not Applicable.
(c)	(1)	Form of Distribution Agreement between ReliaStar Life Insurance Company of New York and ING America Equities, Inc.
(2)

  Amendment to Distribution Services Agreement dated March 7, 2002 by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(3)	Specimens of WSSI Selling Agreements. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-19123, as filed on August 4, 1997.)
	(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement.
	(5)	Specimen of ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-52358, as filed on April 18. 2002.)
(d)	(1)	Form of Policy Available (together with available Policy riders). (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-47527, as filed on April 16, 1999.)
	(2)	Policy Illustration. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File No. 333-47527, as filed on April 19, 2002.)
(e)	(1)	Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Supplement to Policy Application Form. (Incorporated by reference to Post-Effective Amendment No. 5 on Form S-6, File No. 333-19123, as filed on April 7, 2000.)
(f)	(1)	Amended Charter of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Amended By-Laws of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
(g)	Not Applicable.
(h)	(1)	(a)

  Form of Participation Agreement by and between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 5 on Form S-6, File No. 333-19123, as filed on April 7, 2000.)

(b)

  Form of Administrative Services Agreement by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisors, Inc. (Incorporated by reference to Post-Effective Amendment No. 5 on Form S-6, File No. 333-19123, as filed on April 7, 2000.)

	(2)	(a)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company of New York and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Form of Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(c)

  Amendment to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 5 on Form S-6, File No. 333-19123, as filed on April 7, 2000.)

(d)

  Form of Service Agreement by and between ReliaStar Life Insurance Company of New York and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 2, File No. 333-19123, as filed on August 4, 1997.)

	(3)	(a)

  Form of Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company.

(b)

  Form of Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.

	(4)	(a)

  Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Form of Amendment No. 1. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(b)

  Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(c)

  Form of Amendment No. 4 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File Number 333-19123, as filed on April 9, 1999.)

(d)

  Amendment dated April 5, 2002 to the Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(e) Form of Service Contract with Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6EL24/A, as filed on May 9, 1997.)
(f)

  Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File Number 333-19123, as filed on April 9, 1999.)

(g)

  Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Form of Amendments No. 1. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(h)

  Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(i)

  Form of Amendment No. 4 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(j)

  Amendment No. 5 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(k)

  Amendment dated April 5, 2002 to the Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 33-52358, as filed on April 18, 2002.)

	(5)	(a)

  Participation Agreement by and among ING VP Bond Portfolio and ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(6)	(a) Form of Participation Agreement among the GCG Trust, ReliaStar Life Insurance Company of New York and Directed Services, Inc.
	(7)	(a)

  Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(b)

  Amendment to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(c)

  Amendment dated May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(d)

  Service Agreement between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York on behalf of ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(e)

  Amendment dated May 1, 2003 to Shareholder Servicing Agreement dated December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(8)	(a)

  Participation Agreement by and among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(9)	(a)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company of New York, Pilgrim Variable Products Trust and Pilgrim Investment, Inc. (Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(b)

  Amendment to Participation Agreement by and among ReliaStar Life Insurance Company of New York, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(c)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(d)

  Amendment to Administrative and Shareholder Services Agreement between ReliaStar Life Insurance Company of New York and ING Funds Services, LLC. (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(10)	(a)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 2, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Form of Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4, File No. 333-19123, as filed on April 9, 1999.)

(c)

  Form of Service Agreement by and between ReliaStar Life Insurance Company of New York and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, as filed on August 4, 1997.)

(d)

  Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between Janus Capital Corporation (the "Adviser") and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, as filed on April 18, 2002.)

	(11)	(a)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(c)

  Form of Service Agreement by and between ReliaStar Life Insurance Company of New York and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(12)	(a)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company of New York and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

  Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6, File No. 333-19123, as filed on April l9, 1999.)

(c)

  Form of Service Agreement by and between ReliaStar Life Insurance Company of New York and OpCap Advisers. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(13)	(a)

  Participation Agreement by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(14)	(a)

  Form of Participation Agreement with Putnam Variable Trust (formerly known as Putnam Capital Manager Trust) and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6EL24/A, as filed on May 9, 1997.)

(b)

  Form of Amendment No. 1 to Participation Agreement with Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(c)

  Form of Amendment No. 2 to Participation Agreement among ReliaStar Life Insurance Company of New York and Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 4, File Number 333-19123, as filed on April 9, 1999.)

(d)

  Form of Amendment No. 3 to Participation Agreement among ReliaStar Life Insurance Company of New York and Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 6, File Number 333-19123, as filed on April 20, 2001.)

(i)	(1)

  Management Services Agreement by and between ReliaStar Life Insurance Company (formerly known as Northwestern National Life Insurance Company) and Bankers Security Life Insurance Company. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

  Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (Incorporated by reference to Initial Registration on Form N-4, File No. 333-85613, as filed on April 5, 2002.).

(j)	Not Applicable
(k)	Opinion and Consent of Counsel.
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Auditors.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

  Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.)

Item 28	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
James R. Gelder, 20 Washington Avenue S, Minneapolis, MN 55401	Director, President and Chief Financial Officer
Allan Baker, 151 Farmington Avenue, Hartford, CT 06156	Director and Senior Vice President
R. Michael Conley*	Director
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Ulric Haynes, Jr.*	Director
P. Randall Lowery, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Fioravante G. Perrotta,*	Director
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Director and Senior Vice President
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Charles B. Updike, Schoeman, Updike & Kaufman, 60 East 42nd Street, New York, NY 10165	Director
Ross M. Weale, Putnam County Economic Development Corporation, 34 Gleneida Avenue, Carmel, NY 10512	Director
David Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
William D. Bonneville, 1000 Woodbury Road, Woodbury, NY 11797	Executive Vice President, Appointed Actuary and Chief Administrative Officer
Roger D. Roenfeldt, 1000 Woodbury Road, Woodbury, NY 11797	Executive Vice President and Chief Marketing Officer
Robert Francis, 6140 Stonehedge Mall Road, Suite. 375, Pleasanton, CA 94588	Senior Vice President
James R. McInnis, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Cheryl L. Price, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President, Chief Financial Officer and Chief Accounting Officer
Carol S. Stern, 1501 M Street, N.W., Suite 430, Washington, DC 20005	Vice President, Chief Compliance Officer and Assistant Secretary
John F. Todd, 151 Farmington Avenue, Hartford, CT 06156	Vice President and General Counsel
Michael Harris, 1475 Dunwoody Drive, West Chester, PA 19380	Vice President and Illustration Actuary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Craig Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401	Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703	Vice President
Linda Beblo, 1475 Dunwoody Drive, West Chester, PA 19380	Vice President
Deborah Hancock, 1290 Broadway, Denver, CO 80203	Vice President
Laurie M. Tillinghast, 151 Farmington Avenue, Hartford, CT 06156	Vice President
David P. Wilkin, 20 Washington Ave S - 6th Floor, Minneapolis, MN 55401	Vice President
Paula Cludray-Engelke, 20 Washington Avenue S, Minneapolis, MN 55401	Secretary
*	These Directors and Officers do not have a business address.
Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

  Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 30	Indemnification

  ReliaStar Life Insurance Company of New York indemnifies, to the full extent permitted by the laws of the State of New York, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by reason of the fact that he is or was a director, officer or employee of ReliaStar Life Insurance Company of NY, or is or was serving at the request of ReliaStar Life Insurance Company of New York as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding. ReliaStar Life Insurance Company of New York may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar Life Insurance Company of New York in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified and to what extent any such person may be indemnified. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life Insurance Company of New York, pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life Insurance Company of New York has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life Insurance Company of New York of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life Insurance Company of New York in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life Insurance Company of New York in connection with the securities being registered, ReliaStar Life Insurance Company of New York will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of New York, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omission, directors and officers, employment practices, fiduciary and fidelity.

  Section XIII of the ING America Equities, Inc. Distribution Agreement provides that ING America Equities, Inc. will indemnify and hold harmless certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was an officer, director or employee of ING America Equities, Inc., as long as he acted in good faith on behalf of ING America Equities and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.

Item 31	Principal Underwriters
(a)

  Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company, Security Life of Denver Insurance Company, Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue, N.W. Minot, ND 58703	Director, Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Financial Operations Officer and Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Assistant Treasurer
Renee E. McKenzie, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$1,618,471
*	Includes payments to agents/registered representatives, broker/dealers, and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.
Item 32	Location of Accounts and Records

  Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Woodbury, NY 11797 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 33	Management Services
None.
Item 34	Fee Representations

  ReliaStar Life Insurance Company of New York represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York under the policies. ReliaStar Life Insurance Company of New York bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company of New York to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, ReliaStar Life Insurance Company of New York Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to this Registration Statement on Form N-6 (File No. 333-47527) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the16th day of April, 2003.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

	By:	James R. Gelder*
President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

James R. Gelder*	Director and President
James R. Gelder	(principal executive officer)

Allan Baker*	Director
Allan Baker

R. Michael. Conley*	Director
R. Michael Conley

Robert W. Crispin*	Director
Robert W. Crispin

Keith Gubbay*	Director
Keith Gubbay

Ulric Haynes, Jr.*	Director	April
Ulric Haynes, Jr.		16, 2003

Randy Lowery*	Director
P. Randall Lowery

Fioravante G. Perrotta*	Director
Fioravante G. Perrotta

Stephen J. Preston*	Director
Stephen J. Preston

Mark A. Tullis*	Director
Mark A. Tullis

Charles B. Updike*	Director
Charles B. Updike

Ross M. Weale*	Director
Ross M. Weale

Cheryl L. Price*	Chief Financial Officer and Chief Accounting Officer
Cheryl L. Price	(principal financial and accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
Exhibit Index

Exhibit No.	Exhibit

27-(c)(1)	Form of Distribution Agreement between ReliaStar Life Insurance Company of New York and ING America Equities, Inc.

27-(c)(4)	Form of Assignment of Broker/Dealer Agency Selling Agreement

27-(h)(3)(a)

  Form of Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company.

27-(h)(3)(b)

  Form of Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.

27-(h)(6)(a)	Form of Participation Agreement among the GCG Trust, ReliaStar Life Insurance Company of New York and Directed Services, Inc.

27-(k)	Opinion and Consent of Counsel

27-(n)	Consent of Independent Auditors - Ernst & Young LLP